                                                     Registration Nos. 33-62061
                                                                      811-07345
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-1A

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933                        [X]

                        Pre-Effective Amendment No. __                      [ ]

                        Post-Effective Amendment No. 33                     [X]

                                    and/or

                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                    [X]

                               Amendment No. 36                             [X]
                       (Check appropriate box or boxes.)

                               -----------------

                         IXIS ADVISOR FUNDS TRUST III
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                399 Boylston Street
               Boston, Massachusetts             02116
               (Address of principal           (Zip Code)
                 executive offices)

       Registrant's Telephone Number, including Area Code (617) 449-2810

                               -----------------

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                               -----------------

                                   Copy to:
                              John M. Loder, Esq.
                                 Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

                               -----------------

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):
[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On May 1, 2005 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] On May 1, 2006 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

[LOGO OF IXIS ADVISOR FUNDS]

IXIS Advisor Diversified Portfolios

What's Inside

Goals, Strategies & Risks      Page 3
Portfolio Fees & Expenses      Page 16
More About Risk                Page 18
Management Team                Page 20
Portfolio Services             Page 25
Financial Performance          Page 45

Loomis
Harris                    IXIS Equity Diversified Portfolio
Dreman                    Loomis Sayles Large Cap Growth Discipline
Hansberger                Harris Associates Large Cap Value Discipline
                          Dreman Mid Cap Value Discipline
                          Hansberger International Value Discipline

                          IXIS Moderate Diversified Portfolio
                          Loomis Sayles Core Fixed Income Discipline
                          Loomis Sayles Large Cap Growth Discipline
                          Harris Associates Large Cap Value Discipline
                          Dreman Mid Cap Value Discipline
                          Hansberger International Value Discipline

                                                         Prospectus May 1, 2006

  The Securities and Exchange Commission has not approved or disapproved any
    Portfolio's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

  For general information on the Portfolios or any of their services and for assistance in opening an account, contact your financial representative or call
                              IXIS Advisor Funds.

                              IXIS Advisor Funds
                  P.O. Box 219579, Kansas City, MO 64121-9579
                                1-800-225-5478
                           www.ixisadvisorfunds.com

Table of Contents

Goals, Strategies & Risks

IXIS Equity Diversified Portfolio................................    3
IXIS Moderate Diversified Portfolio..............................    9

Portfolio Fees & Expenses

Portfolio Fees & Expenses........................................   16

More About Risk

More About Risk..................................................   18

Management Team

Meet the Portfolios' Investment Adviser and Subadvisers..........   20
Meet the Portfolios' Portfolio Managers..........................   22

Portfolio Services

Investing in the Portfolios......................................   25
How Sales Charges Are Calculated.................................   26
It's Easy to Open an Account.....................................   29
Buying Shares....................................................   31
Selling Shares...................................................   33
Selling Shares in Writing........................................   35
Exchanging Shares................................................   37
Restrictions on Buying, Selling and Exchanging Shares............   37
How Portfolio Shares Are Priced..................................   39
Dividends and Distributions......................................   41
Tax Consequences.................................................   41
Compensation to Securities Dealers...............................   42
Additional Investor Services.....................................   44

Financial Performance

Financial Performance............................................   45

Glossary of Terms

Glossary of Terms................................................   46

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Portfolios, please refer to the section "More About Risk." This section details the risks of practices in which the Portfolios may engage. Please read this section carefully before you invest.

Portfolio shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks

IXIS Equity Diversified Portfolio

Adviser:     IXIS Asset Management Advisors, L.P. ("IXIS Advisors")

Subadvisers: Loomis, Sayles & Company, L.P. ("Loomis Sayles")
             Harris Associates L.P. ("Harris Associates")
             Dreman Value Management, L.L.C. ("Dreman")
             Hansberger Global Investors, Inc. ("Hansberger")

Category:    Multi-Discipline

                        Ticker Symbol:       Class A Class C
                        --------------       ------- -------
                                              AEDPX   CEDPX

Investment Goal

The Portfolio seeks long-term capital appreciation. The Portfolio's investment goal may be changed without shareholder approval.

Principal Investment Strategies

The Portfolio is designed to offer investors access to a diversified portfolio of complementary equity investment disciplines from specialized money managers ("subadvisers") through investment in a single mutual fund. The Portfolio features U.S. growth and value as well as international investments. Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Portfolio will notify shareholders prior to any change to such policy taking effect. The disciplines and their subadvisers are listed below. IXIS Advisors believes that, by diversifying across asset classes and styles in a single portfolio, investors may experience more consistent, positive returns with less volatility than a fund managed in a single asset class or style.

Subadviser and Investment                                            Target     Minimum     Maximum
Discipline                     Focus of Discipline                 Allocation  Allocation  Allocation
-------------------------      ----------------------------------  ----------  ----------  ----------
Loomis Sayles Large Cap Growth Equity securities of U.S. large
                               capitalization companies                 35.00%      25.00%      45.00%

Harris Associates Large Cap    Equity securities of large
Value                          capitalization companies                 35.00%      25.00%      45.00%

Dreman Mid Cap Value           Equity securities with mid-sized
                               market capitalizations                   15.00%      10.00%      20.00%

Hansberger International       Securities in international
Value Discipline               markets                                  15.00%      10.00%      20.00%

Subject to the allocation policies adopted by the Portfolio's Board of Trustees, IXIS Advisors generally allocates capital invested in the Portfolio among its four disciplines according to the target allocations noted above. Each subadviser manages the portion of the Portfolio's assets allocated to it in accordance with the respective subadviser's distinct investment style and strategy. IXIS Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline's percentage of the Portfolio exceeds the maximum or minimum allocation set forth in the table above, IXIS Advisors will reallocate capital away from or towards one or more disciplines in order to bring the discipline back towards its target allocation. Subject to approval by the Portfolio's Board of Trustees, IXIS Advisors may revise the Portfolio's target allocations from time to time. In addition, target allocations will vary and may not always be met.

The Portfolio may:

  .   Invest in equity securities.

  . Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.

  .   Invest in convertible preferred stock and convertible debt securities.

  . Invest in foreign securities traded in U.S. markets (through American Depositary Receipts ("ADRs") or foreign stocks sold in U.S. dollars). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

  .   Invest in emerging markets.

  .   Invest in real estate investment trusts ("REITs").

  . Invest in options and enter into futures, swap contracts and currency hedging transactions.

  . Hold securities of foreign issuers traded over the counter or on foreign exchanges and related currency hedging transactions.

  . Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Portfolio's return.

  . For temporary defensive purposes, invest any portion of its assets in cash or in any securities the subadvisers deem appropriate. The Portfolio may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

For more detailed information on each subadviser's investment strategies, please refer to the section "IXIS Equity Diversified Portfolio -- More on Investment Disciplines."

A "snapshot" of the Portfolio's investments may be found in the current annual or semiannual report. In addition, a list of the Portfolio's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Portfolio's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "portfolio Holdings"). These holdings will remain accessible on the website until the Portfolio files its form N-CSR or Form N-Q with the SEC for the period that includes the date of the information.

Principal Investment Risks

The principal risks of investing in the Portfolio are described below. There are other circumstances (including additional risks that are not described here) which could prevent the Portfolio from achieving its investment goals. You may lose money by investing in the Portfolio.

Allocation Risk: The Portfolio's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Portfolio as a result of this allocation.

Derivative Securities: Subject to changes in the underlying securities or indexes on which the derivative securities transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's exposure to stock market values, interest rates or the currency exchange rate.

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Portfolio's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Portfolio. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Real Estate Investment Trusts ("REITs"): Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section "More About Risk."

Evaluating the Portfolio's Past Performance

Because the Portfolio recently commenced operations and has not completed a full calendar year, information related to Portfolio performance, including a bar chart showing annual returns, has not been included in this Prospectus.

Goals, Strategies & Risks

IXIS Equity Diversified Portfolio - More on Investment Disciplines

The Portfolio is divided into four different disciplines, each comprising a different asset class and managed by one of the Portfolio's four subadvisers. Using these multiple subadvisers, the Portfolio provides shareholders with exposure to domestic and international equity securities. The subadvisers pursue the Portfolio's overall goal by employing the strategies and techniques discussed below.

Loomis Sayles Large Cap Growth Discipline

This portion of the Portfolio invests primarily in equity securities, including common stocks, convertible securities and warrants. Loomis Sayles focuses on stocks of companies that have market capitalizations, at the time of investment, within the capitalization range of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater growth orientation, though it may invest in companies of any size. Loomis Sayles seeks to generate returns that are consistent with and superior to those of the Russell 1000 Growth Index. Investments are made in leading U.S. large cap growth companies that offer market leading products, technologies or services that Loomis believes are capable of producing attractive long-term earnings growth and stock price appreciation. Combining proprietary in-house research with independent analysis, the large-cap growth team focuses on those companies it believes offer:

  .   earnings growth and revenue growth potential

  .   management focused on enhancing shareholder value

  .   proprietary products in high-growth markets

  .   the ability to build a sustainable competitive advantage

Loomis Sayles will build a core portfolio of companies which, in its opinion, possess the attributes set forth above. In making investment decisions, Loomis Sayles generally employs the following methods:

  . Loomis Sayles uses a bottom-up, fundamental research process and a top-down macroeconomic analysis. Fundamental research consists of broad in-depth coverage, including contact with company management, near- and long-term projections of company fundamentals and evaluations of potential cash flow and earnings growth.

  . Loomis Sayles looks for growth-oriented stocks of well-managed companies that typically have the characteristics listed above. The market capitalizations of these companies will generally be within the range of the companies included in the Russell 1000 Growth Index.

  . Analysts and portfolio managers continuously monitor investments. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.

  . Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is a significant change in management or when other more favorable opportunities arise.

Harris Associates Large Cap Value Discipline

This portion of the Portfolio invests primarily in the common stocks of companies that have market capitalizations, at the time of investment, within the capitalization range of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater value orientation. Harris Associates focuses on large- and mid-capitalization companies that it believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

  .   Stock selling at less than 60% of its intrinsic value

  .   Positive free cash flow

  .   High level of insider ownership

  .   Owner-oriented management

  .   Favorable earnings growth potential

In making investment decisions, Harris Associates generally employs the following methods:

  . Harris Associates uses a fundamental bottom-up investment approach which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those that meet Harris Associates' standards of quality and value.

  . Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

  . Investments are continuously monitored by both analysts and portfolio managers. Analysts set specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

Dreman Mid Cap Value Discipline

Under normal circumstances, Dreman will invest at least 80% of the discipline's net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-cap companies that it believes are undervalued, but have favorable prospects for appreciation. Dreman defines mid-cap companies as companies that have a market capitalization similar to that of the Russell Mid Cap Value Index which as of December 31, 2005 ranged from approximately $500 million to approximately $18 billion.

The portfolio managers begin their stock selection process by screening for stocks of mid-cap companies with below market price-to-earnings ratios. The managers then compare the company's stock price to its book value, cash flow and yield and analyze individual companies to identify those that they believe are financially sound and have strong potential for long-term capital appreciation and dividend growth.

The managers assemble the portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times, but generally seek to maintain exposure to a number of different industries and companies represented.

Hansberger International Value Discipline

This portion of the Portfolio invests substantially all of its assets in equity securities. Hansberger invests in common stocks of companies located outside the United States. Hansberger invests in small-, mid- and large-capitalization companies and expects to diversify assets across developed and emerging markets.

Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company's intrinsic value, based on its long-term potential. Hansberger's investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as: the quality of a company's management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company's future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks as well as economic and market conditions.

Hansberger seeks to broaden the scope and increase the effectiveness of its fundamental analysis by searching for undervalued stocks in many countries around the world. This global search provides Hansberger with more diverse opportunities and with the flexibility to shift portfolio investments, not only from company to company and industry to industry, but also from country to country, in search of undervalued stocks. Hansberger's objective is to identify undervalued securities, to hold them for the long term, and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. Hansberger expects to typically invest in between 70 to 80 stocks, across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund. A stock is generally sold when its share price rises above sell target and/or superior alternatives are found. Additionally, when selling a stock, Hansberger takes into account the issuer's structural company and industry specific factors, changes in shareholder orientation, and the company's management.

Goals, Strategies & Risks

IXIS Moderate Diversified Portfolio

Adviser:     IXIS Asset Management Advisors, L.P. ("IXIS Advisors")

Subadvisers: Loomis, Sayles & Company, L.P. ("Loomis Sayles")
             Harris Associates L.P. ("Harris Associates")
             Dreman Value Management, L.L.C. ("Dreman")
             Hansberger Global Investors, Inc. ("Hansberger")

Category:    Multi-Discipline

                        Ticker Symbol:       Class A Class C
                        --------------       ------- -------
                                              AMDPX   CMDPX

Investment Goal

The Portfolio seeks long-term capital appreciation, with income as a secondary objective. The Portfolio's investment goal may be changed without shareholder approval.

Principal Investment Strategies

The Portfolio is designed to offer investors access to a diversified portfolio of complementary investment disciplines from specialized money managers ("subadvisers") through investment in a single mutual fund. The Portfolio combines both equity and fixed income disciplines. The Portfolio's equity disciplines feature U.S. growth and value as well as international investments. The Portfolio's fixed income discipline focuses on U.S. investment grade fixed income securities. The disciplines and their subadvisers are listed below. IXIS Advisors believes that, by diversifying across asset classes and styles in a single portfolio, investors may experience more consistent, positive returns with less volatility than a fund managed in a single asset class or style.

Subadviser and
Investment                                    Target     Minimum     Maximum
Discipline            Focus of Discipline   Allocation  Allocation  Allocation
--------------        --------------------  ----------  ----------  ----------
Loomis Sayles Core    U.S. investment
Fixed Income          grade fixed income
                      securities                 35.00%      25.00%      45.00%

Loomis Sayles Large   Equity securities of
Cap Growth            U.S. large
                      capitalization
                      companies                  22.50%      15.00%      30.00%

Harris Associates     Equity securities of
Large Cap Value       large capitalization
                      companies                  22.50%      15.00%      30.00%

Dreman Mid Cap Value  Equity securities
                      with mid-sized
                      market
                      capitalizations            10.00%       7.00%      13.00%

Hansberger            Securities in
International         international
Value Discipline      markets                    10.00%       7.00%      13.00%

Subject to the allocation policies adopted by the Portfolio's Board of Trustees, IXIS Advisors generally allocates capital invested in the Portfolio among its five disciplines according to the target allocations noted above. Each subadviser manages the portion of the Portfolio's assets allocated to it in accordance with the respective subadvisers distinct investment style and strategy. IXIS Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline's percentage of the Portfolio exceeds the maximum or minimum allocation set forth in the table above, IXIS Advisors will reallocate capital away or towards one or more disciplines in order to bring the disciplines back within their target allocation ranges. Subject to approval by the Portfolio's Board of Trustees, IXIS Advisors may revise the Portfolio's target allocations from time to time. In addition, target allocations will vary and may not always be met.

The Portfolio may also:

  .   Invest in equity securities.

  . Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.

  .   Invest in convertible preferred stock and convertible debt securities.

  . Invest in foreign securities traded in U.S. markets (through American Depositary Receipts ("ADRs") or foreign stocks sold in U.S. dollars). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

  .   Invest in emerging markets.

  .   Invest in real estate investment trusts ("REITs").

  .   Invest in mortgage-backed and asset-backed securities.

  . Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

  . Invest in options and enter into futures, swap contracts and currency hedging transactions.

  . Hold securities of foreign issuers traded over the counter or on foreign exchanges and related currency hedging transactions.

  . Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Portfolio's return.

  . Purchase U.S. government securities, certificates of deposit, commercial paper, and/or money market or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Portfolio from achieving its investment goal.

For more detailed information on each subadviser's investment strategies, please refer to the section entitled "IXIS Moderate Diversified Portfolio -- More on Investment Strategies."

A "snapshot" of the Portfolio's investments may be found in the current annual or semiannual report. In addition, a list of the Portfolio's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Portfolio's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "portfolio Holdings"). These holdings will remain accessible on the website until the Portfolio files its form N-CSR or Form N-Q with the SEC for the period that includes the date of the information.

Principal Investment Risks

The principal risks of investing in the Portfolio are described below. There are other circumstances (including additional risks that are not described here) which could prevent the Portfolio from achieving its investment goals. You may lose money by investing in the Portfolio.

Allocation Risk: The Portfolio's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Portfolio as a result of this allocation.

Derivative Securities: Subject to changes in the underlying securities or indexes on which the derivative securities transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's exposure to stock market values, interest rates or the currency exchange rate.

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Portfolio's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Portfolio.

Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section "More About Risk."

Evaluating the Portfolio's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance. The Portfolios's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

The bar chart shows the Portfolio's total returns for Class A shares for each calendar year since its first full year of operations. The returns for Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Portfolio's shares. A sales charge will reduce your return.

                                  Total Return
                                  ------------
                                      2005
                                      [ ]%

(triangle up) Highest Quarterly Return: [ ] Quarter 2005, up [ ]%

(down triangle)Lowest Quarterly Return: [ ]Quarter 2005, down [ ]%

The table below shows how the average annual total returns for Class A and Class C shares of the Portfolio (before and after taxes for Class A) for the one-year and since inception periods compare to those of the Standard & Poor's 500 Index ("S&P 500 Index"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. You may not invest directly in an index. The Portfolio's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Portfolio's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Portfolio shares. The S&P 500 and Lehman Brothers Aggregate Bond Indices' returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

IXIS Moderate Diversified Portfolio
Average Annual Total Returns             Past 1 Year Since Inception (7/15/04)
-----------------------------------      ----------- -------------------------
(for the periods ended December 31,
  2005)
Class A - Return Before Taxes
   Return After Taxes on Distributions*
   Return After Taxes on Distributions
     and Sale of
   Fund Shares*
Class C - Return Before Taxes
S&P 500 Index**
Lehman Brothers Aggregate Bond Index**
--------
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through taxdeferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Portfolio. After-tax returns for the other classes of the Portfolio will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of each Index do not reflect the effect of taxes.

For information about Portfolio expenses, see the section "Portfolio Fees & Expenses."

Goals, Strategies & Risks

IXIS Moderate Diversified Portfolio - More on Investment Disciplines

The Portfolio is divided into five different disciplines, each comprising a different asset class and managed by one of the Portfolio's four subadvisers. Using these multiple subadvisers, the Portfolio provides shareholders with exposure to the fixed income, equity and international securities. The subadvisers pursue the Portfolio's overall goal by employing the strategies and techniques discussed below.

Loomis Sayles Core Fixed Income Discipline

This portion of the Portfolio, one of two portions managed by Loomis Sayles, invests primarily in U.S. investment grade fixed income securities (including government, corporate, mortgage- and asset-backed securities). Applying proprietary research, the core fixed-income team seeks to deliver superior total returns with lower volatility by emphasizing:

  .   corporate sector issues

  .   high average quality from companies with improving credit profiles

  .   durations within the range of the Lehman Brothers Aggregate Bond Index

  .   typically higher yield-to-maturity versus the benchmark

  .   call-protected bonds

Loomis Sayles will build a core portfolio of companies which, in its opinion, possess the attributes set forth above. In making investment decisions, Loomis Sayles generally employs the following methods:

  . Loomis Sayles uses a bottom-up, fundamental research process and a top-down macroeconomic analysis. Fundamental research consists of broad in-depth coverage, including contact with company management, near- and long-term projections of company fundamentals and evaluations of potential cash flow and earnings growth.

  . Loomis Sayles looks for securities that it believes are undervalued and that offer the possibility of attractive income and strong capital appreciation. The durations of the securities in which Loomis Sayles will invest will generally be within the range of the companies included in the Lehman Brothers Aggregate Bond Index.

  . Analysts and portfolio managers continuously evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.

Loomis Sayles Large Cap Growth Discipline

This portion of the Portfolio, the second of two portions managed by Loomis Sayles, invests primarily in equity securities, including common stocks, convertible securities and warrants. Loomis Sayles focuses on stocks of companies that have market capitalizations, at the time of investment, within the capitalization range of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater growth orientation, though it may invest in companies of any size. Loomis Sayles seeks to generate returns that are consistent with and superior to those of the Russell 1000 Growth Index. Investments are made in leading U.S. large cap growth companies that offer market leading products, technologies or services that Loomis believes are capable of producing attractive long-term earnings growth and stock price appreciation. Combining proprietary in-house research with independent analysis, the large-cap growth team focuses on those companies it believes offer:

  .   earnings growth and revenue growth potential

  .   management focused on enhancing shareholder value

  .   proprietary products in high-growth markets

  .   the ability to build a sustainable competitive advantage

Loomis Sayles will build a core portfolio of companies which, in its opinion, possess the attributes set forth above. In making investment decisions, Loomis Sayles generally employs the following methods:

  . Loomis Sayles uses a bottom-up, fundamental research process and a top-down macroeconomic analysis. Fundamental research consists of broad in-depth coverage, including contact with company management, near- and long-term projections of company fundamentals and evaluations of potential cash flow and earnings growth.

  . Loomis Sayles looks for growth-oriented stocks of well-managed companies that typically have the characteristics listed above. The market capitalizations of these companies will generally be within the range of the companies included in the Russell 1000 Growth Index.

  . Analysts and portfolio managers continuously monitor investments. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.

  . Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is a significant change in management or when other more favorable opportunities arise.

Harris Associates Large Cap Value Discipline

This portion of the Portfolio invests primarily in the common stocks of companies that have market capitalizations, at the time of investment, within the capitalization range of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater value orientation. Harris Associates focuses on large- and mid-capitalization companies that it believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

  .   Stock selling at less than 60% of its intrinsic value

  .   Positive free cash flow

  .   High level of insider ownership

  .   Owner-oriented management

  .   Favorable earnings growth potential

In making investment decisions, Harris Associates generally employs the following methods:

  . Harris Associates uses a fundamental bottom-up investment approach which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those that meet Harris Associates' standards of quality and value.

  . Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

  . Investments are continuously monitored by both analysts and portfolio managers. Analysts set specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

Dreman Mid Cap Value Discipline

Under normal circumstances, Dreman will invest at least 80% of the discipline's net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-cap companies that it believes are undervalued, but have favorable prospects for appreciation. Dreman defines mid-cap companies as companies that have a market capitalization similar to that of the Russell Mid Cap Value Index which as of December 31, 2005 ranged from approximately $500 million to approximately $18 billion.

The portfolio managers begin their stock selection process by screening for stocks of mid-cap companies with below market price-to-earnings ratios. The managers then compare the company's stock price to its book value, cash flow and yield and analyze individual companies to identify those that they believe are financially sound and have strong potential for long-term capital appreciation and dividend growth.

The managers assemble the portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times, but generally seek to maintain exposure to a number of different industries and companies represented.

Hansberger International Value Discipline

This portion of the Portfolio invests substantially all of its assets in equity securities. Hansberger invests in common stocks of companies located outside the United States. Hansberger invests in small-, mid- and large-capitalization companies and expects to diversify assets across developed and emerging markets.

Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company's intrinsic value, based on its long-term potential. Hansberger's investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as: the quality of a company's management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company's future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks as well as economic and market conditions.

Hansberger seeks to broaden the scope and increase the effectiveness of its fundamental analysis by searching for undervalued stocks in many countries around the world. This global search provides Hansberger with more diverse opportunities and with the flexibility to shift portfolio investments, not only from company to company and industry to industry, but also from country to country, in search of undervalued stocks. Hansberger's objective is to identify undervalued securities, to hold them for the long term, and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. Hansberger expects to typically invest in between 70 to 80 stocks, across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund. A stock is generally sold when its share price rises above sell target and/or superior alternatives are found. Additionally, when selling a stock, Hansberger takes into account the issuer's structural company and industry specific factors, changes in shareholder orientation, and the company's management.

Portfolio Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

Shareholder Fees

(fees paid directly from your investment)

                                                        Class A  Class C
                                                        -------  -------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)(1)(2)............    5.75%  None

Maximum deferred sales charge (load) (as a percentage
  of original purchase price or redemption
  proceeds, as applicable)(2)..........................      (3)  1.00%

Redemption fees........................................    None*  None*
--------
(1) A reduced sales charge on Class A shares applies in some cases. See the section "How Sales Charges Are Calculated" within the section "Portfolio Services."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section "How Sales Charges Are Calculated" within the section "Portfolio Services."
* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)

                              IXIS Equity Diversified IXIS Moderate Diversified
                               Portfolio/1/            Portfolio/2/
                              ---------------------   -----------------------
                              Class A     Class C     Class A      Class C
                              -------     -------     -------      -------
Management fees..............  0.80%       0.80%       0.75%        0.75%

Distribution and/or
service (12b-1) fees.........  0.25%       1.00%*      0.25%        1.00%*

Other Expenses**

Total annual Portfolio
operating expenses

Fee Waiver and/or
Expense
Reimbursement

Net Expenses
--------
* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
** "Other Expenses" for both Portfolios have been restated to reflect current fees and expenses. Other expenses for both Portfolios are based on estimated amounts for the current fiscal year.
1 IXIS Advisors has given a binding undertaking to the IXIS Equity Diversified Portfolio to limit the amount of the Portfolio's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.50% and 2.25%, respectively, of the Portfolio's average daily net assets for Classes A and C shares. This undertaking is in effect through April 30, 2007 and will be reevaluated on an annual basis.
2 IXIS Advisors has given a binding undertaking to the IXIS Moderate Diversified Portfolio to limit the amount of the Portfolio's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.45% and 2.20%, respectively, of the Portfolio's average daily net assets for Classes A and C shares. This undertaking is in effect through April 30, 2007 and will be reevaluated on an annual basis.

Example

This example*, which is based upon the expenses shown in the "Annual Portfolio Operating Expenses" table, is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The example assumes that:

  .   You invest $10,000 in a Portfolio for the time periods indicated;

  .   Your investment has a 5% return each year;

  .   The Portfolio's operating expenses remain the same; and

  .   All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                      IXIS Equity Diversified      IXIS Moderate Diversified
                             Portfolio                     Portfolio
                   ----------------------------  ----------------------------
                    Class A        Class C        Class A        Class C
                   --------  ------------------  --------  ------------------
                                (1)       (2)                 (1)       (2)
                             --------  --------            --------  --------
1 year............ $[      ] $[      ] $[      ] $[      ] $[      ] $[      ]
3 years........... $[      ] $[      ] $[      ] $[      ] $[      ] $[      ]
5 years........... $[      ] $[      ] $[      ] $[      ] $[      ] $[      ]
10 years.......... $[      ] $[      ] $[      ] $[      ] $[      ] $[      ]
--------
(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
* The Examples do not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The examples are based on the Total Annual Fund Operating Expenses. Reflects current fees and expenses.

More About Risk

The Portfolios have principal investment strategies that come with inherent risks. The following is a list of risks to which each Portfolio may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (IXIS Moderate Diversified Portfolio only) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Portfolios that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Portfolio's subadvisers, are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Extension Risk (IXIS Moderate Diversified Portfolio only) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Risk The risk associated with investments in issuers located in foreign countries. A Portfolio's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, a Portfolio that invests in foreign securities could lose its entire investment. When a Portfolio invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.

Information Risk The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk (IXIS Moderate Diversified Portfolio only) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, or, if a Portfolio hedges imperfectly, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Portfolio. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, and Rule 144A Securities.

Management Risk The risk that a strategy used by a Portfolio's portfolio management may fail to produce the intended result.

Market Risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Portfolio's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes.

Political Risk The risk of losses directly attributable to government or political actions.

Prepayment Risk (IXIS Moderate Diversified Portfolio only) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts ("REITs").

Small Capitalization Companies Risk These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk The risk that a Portfolio has valued certain securities at a higher price than the price at which they can be sold.

Management Team

Meet the Portfolios' Investment Adviser and Subadvisers

The IXIS Advisor Funds family (as defined below) currently includes 23 mutual funds. The IXIS Advisor Funds family had combined assets of $6.6 billion as of December 31, 2005. IXIS Advisor Funds are distributed through IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers the IXIS Advisor Diversified Portfolios (the "Portfolios"), which along with the IXIS Advisor Equity Funds, IXIS Advisor Income and Tax Free Income Funds, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund and Loomis Sayles Research Fund and IXIS Cash Management Trust--Money Market Series (the "Money Market Fund") constitute the "IXIS Advisor Funds."

Adviser

IXIS Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Portfolios. IXIS Advisors is a subsidiary of IXIS Asset Management US Group, L.P. (formerly IXIS Asset Management North America, L.P.; herein referred to as "IXIS Asset Management US Group"), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly, by three large affiliated French financial services entities: the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC (as defined below) and by French regional savings banks known as the Caisses d'Epargne; the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; and CNP Assurances, a large French life insurance company. IXIS Asset Management US Group has 14 principal subsidiary or affiliated asset management firms that collectively had over $200 billion in assets under management at December 31, 2005. IXIS Advisors oversees, evaluates, and monitors the subadvisory services provided to each Portfolio. It also provides general business management and administration to each Portfolio. IXIS Advisors does not determine what investments will be purchased by the Portfolios. The subadvisers listed below make the investment decisions for their respective discipline or disciplines of the Portfolios.

The combined advisory and subadvisory fees paid by the Portfolios during the fiscal year ended December 31, 2005 as a percentage of each Portfolio's average daily net assets were [ ]% for the IXIS Equity Diversified Portfolio and [ ]% for the IXIS Moderate Diversified Portfolio.

A discussion of the factors considered by the Portfolios' Board of Trustees in approving the Portfolios' investment advisory contracts is available in the Portfolios' semiannual reports for the period ended June 30, 2005.

Subadvisers

Each subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of certain disciplines of each Portfolio, subject to general supervision of the Portfolios' adviser and the Board of Trustees.

Hansberger, located at 401 Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301, serves as the subadviser to the Hansberger International Value Discipline of each Portfolio. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. and was established in 1994. Hansberger managed approximately $[ ] billion in assets as of December 31, 2005, and specializes in global investing, managing separate portfolios and institutional mutual funds.

Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as the subadviser to the Harris Associates Large Cap Value Discipline of each Portfolio. Harris Associates, a subsidiary of IXIS Asset Management US Group, managed $[ ] billion in assets as of December 31, 2005, and, together with its predecessor, has managed investments since 1976. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the subadviser to the Loomis Sayles Core Fixed Income Discipline of IXIS Moderate Diversified Portfolio and the Loomis Sayles Large Cap Growth

Discipline of each Portfolio. Loomis Sayles is a subsidiary of IXIS Asset Management US Group. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $74.5 billion in assets under management as of December 31, 2005. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Dreman Value Management, L.L.C. ("Dreman"), located at 520 East Cooper Avenue, Aspen, Colorado 81611, serves as the subadviser to the Dreman Mid Cap Value Discipline of each Portfolio. Dreman was founded in 1997, with predecessor firms dating back to 1977, and is controlled by David Dreman. As of December 31, 2005, Dreman managed over $14.5 billion in assets, which were primarily composed of institutional accounts and investment companies.

Subadvisory Agreements

The IXIS Advisor Funds have received an exemptive order from the SEC that permits IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with IXIS Advisors without shareholder approval, if approved by the Board of Trustees. Each Portfolio's initial shareholder has approved reliance by the Portfolio on the exemptive order. Shareholders will be notified of any subadviser changes.

Portfolio Trades

In placing portfolio trades, each Portfolio's adviser or subadvisers may use brokerage firms that market the Portfolio's shares or are affiliated with IXIS Asset Management US Group, IXIS Advisors or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Portfolio may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by IXIS Advisors or its affiliates ("Central Funds"). The Central Funds currently include the Money Market Fund, Institutional Daily Income Fund, Cortland Trust, Inc.; and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for the Money Market Fund, which is advised by IXIS Advisors and subadvised by Reich & Tang. Because IXIS Advisors and Reich & Tang are each subsidiaries of IXIS Asset Management US Group, the Portfolios and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940 (the "1940 Act").

Pursuant to such exemptive relief, the Portfolios may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Portfolios and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, AEW Real Estate Income Fund, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and subadvisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., Harris Associates L.P., Westpeak Global Advisors, L.P. and Dreman. Each of these advisers and subadvisers (except for Dreman) are subsidiaries of IXIS Asset Management US Group and are thus "affiliated persons" under the 1940 Act by reason of being under common control by IXIS Asset Management US Group. In addition, because the Portfolios, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds and AEW Real Estate Income Fund will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Portfolio would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Portfolio. Should a Portfolio participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Portfolios may engage in the transactions described above without further notice to shareholders.

Management Team

Meet the Portfolios' Portfolio Managers

Hansberger International Value Discipline

Ronald Holt

Ronald Holt has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also co-manages the international value segment of the Hansberger International Fund. Mr. Holt, President and Director of Research, joined Hansberger in 1997. Prior to assuming the role of President and Director of Research, he was a senior research analyst and portfolio manager at Hansberger. Mr. Holt received a B.A. from Columbia University and an M.B.A. in Finance from New York University's Stern School of Business. He holds the designation of Chartered Financial Analyst and has over 14 years of investment experience.

Robert Mazuelos

Robert Mazuelos has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also manages the international value segment of the Hansberger International Fund. Mr. Mazuelos, Senior Vice President, Senior Research Analyst and Portfolio Manager, joined Hansberger in 1995. He received a B.S. from the University of Florida and an M.B.A. from Florida Atlantic University. Mr. Mazuelos has over 14 years of investment experience.

Harris Associates Large Cap Value Discipline

Edward S. Loeb

Edward S. Loeb has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also co-manages a segment of the IXIS U.S. Diversified Portfolio and the Harris Associates Large Cap Value Fund. Mr. Loeb, Partner and Director of Institutional Portfolios of Harris Associates, joined the firm in 1989. He received an M.B.A. from Northwestern University and a B.A. from Princeton University. Mr. Loeb holds the designation of Chartered Financial Analyst and has over 17 years of investment experience.

Michael J. Mangan

Michael J. Mangan has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also co-manages a segment of the IXIS U.S. Diversified Portfolio and the Harris Associates Large Cap Value Fund. Mr. Mangan, a Partner of Harris Associates, joined the firm in 1997. He received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. Mr. Mangan is a CPA, holds the designation of Chartered Financial Analyst and has over 17 years of investment experience.

Diane L. Mustain

Diane L. Mustain has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. She also co-manages a segment of the IXIS U.S. Diversified Portfolio and the Harris Associates Large Cap Value Fund. Ms. Mustain, a portfolio manager of Harris Associates, joined the firm in 2002. Prior to joining Harris Associates, she was employed by Duff & Phelps Investment Management Company from 1981 through 2001, where she held the position of Executive Vice President and Head of Equities. Ms. Mustain received a B.S. and an M.B.A. from DePaul University. She holds the designation of Chartered Financial Analyst and has over 24 years of investment experience.

Loomis Sayles Core Fixed Income Discipline

John Hyll

John Hyll has co-managed this portion of the IXIS Moderate Diversified Portfolio since the Portfolio's inception. He also co-manages the Loomis Sayles Limited Term Government and Agency Fund. Mr. Hyll, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1987. Mr. Hyll received a B.A. and an M.B.A. from Baldwin-Wallace College. He has over 21 years of investment experience.

Clifton V. Rowe

Clifton V. Rowe has co-managed this portion of the IXIS Moderate Diversified Portfolio since the Portfolio's inception. He also co-manages the Loomis Sayles Limited Term Government and Agency Fund. Mr. Rowe, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1992 and joined Loomis Sayles in 1992. Prior to becoming a Portfolio Manager, he served as a trader from 1999 to 2001. He holds the designation of Chartered Financial Analyst. Mr. Rowe received a B.B.A. from James Madison University and an M.B.A. from the University of Chicago and has over 13 years of investment experience.

Kay Vang

Kay Vang has co-managed this portion of the IXIS Moderate Diversified Portfolio since the Portfolio's inception. Ms. Vang, Portfolio Manager and Vice President of Loomis Sayles, began her investment career in [ ] and joined Loomis Sayles in 1997. Ms. Vang received a B.S. from Marquette University and has over 8 years of investment experience.

Kurt Wagner

Kurt Wagner has co-managed this portion of the IXIS Moderate Diversified Portfolio since the Portfolio's inception. Mr. Wagner, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in [ ] and joined Loomis Sayles in 1994. Mr. Wagner received a B.A. from Haverford College and M.B.A. from the University of Chicago and has over 26 years of investment experience.

Loomis Sayles Large Cap Growth Discipline

Mark B. Baribeau

Mark B. Baribeau has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also co-manages the Loomis Sayles Growth Fund. Mr. Baribeau, Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 1989. He received an M.A. from the University of Maryland and a B.A. from the University of Vermont. He holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.

Pamela N. Czekanski

Pamela N. Czekanski has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. She also co-manages the Loomis Sayles Growth Fund. Ms. Czekanski, Vice President of Loomis Sayles, began her investment career in 1982 and joined Loomis Sayles in 1995. Ms. Czekanski received a B.A. from Middlebury College. She holds the designation of Chartered Financial Analyst and has over 23 years of investment experience.

Richard D. Skaggs

Richard D. Skaggs has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also co-manages the Loomis Sayles Growth Fund. Mr. Skaggs, Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 1994. Mr. Skaggs received a B.S. and a M.S.M. from Oakland University. He holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.

Dreman Mid Cap Value Discipline

David Dreman

David Dreman has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since April 2006. Mr. Dreman, Chairman and Chief Investment Officer of Dreman, began his investment career in 1957 and founded Dreman in 1997. Prior to that he served as President and Chairman of Dreman Value Advisors, Inc. from 1995 to 1997, and President, Chairman and founder of Dreman Value Management, Inc. from 1977 until 1995.
Mr. Dreman was awarded a Doctor of Laws degree from the University of Manitoba in 1999. He has over 49 years of investment experience.

Nelson Woodard

Nelson Woodard has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since April 2006.
Mr. Woodard, Managing Director and Senior Portfolio Manager, began his investment career in 1985. He rejoined the firm in 2001 after serving as a managing Director of Dreman from 1997 to 2000. Mr. Woodard received a B.A. in Mathematics and Economics, an M.A. in Economics and a Ph.D. in Econometrics and Public Finance from the University of Virginia. He has over 21 years of investment experience.

Lenny Shimunov

Lenny Shimunov has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since April 2006.
Mr. Shimunov, Vice President and Portfolio Manager, began his investment career in 1999 and joined Dreman in February 2003. Prior to joining the firm, he was an analyst at Morgan Stanley from 1999 to 2002. Mr. Shimunov received a B.S. in Finance from St. John's University. He is a CFA Level III candidate and is a member of the CFA Institute (CFAI) and New York Society of Security Analysts (NYSSA). He has over 7 years of investment experience.

Please see the Portfolios' Statement of Additional Information ("SAI") for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Portfolios.

Portfolio Services

Investing in the Portfolios

Choosing a Share Class

Each Portfolio offers Class A and Class C shares to the public. Each class has different costs associated with buying, selling and holding Portfolio shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

  . You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

  . You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share.

  . You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

Class C Shares

  .   You pay higher annual expenses than Class A shares.

  . You may pay a charge on redemptions if you sell your shares within one year of purchase.

  . Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about the Portfolios' expenses, see the section "Portfolio Fees & Expenses" in this Prospectus.

Certificates

Certificates will not be issued for any class of shares.

Portfolio Services

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase:

                                         Class A Sales Charges**
                                    --------------------------------
                                    As a % of offering As a % of your
Your Investment                           price          investment
---------------                     ------------------ --------------
Less than $ 50,000.................        5.75%            6.10%
$ 50,000 - $ 99,999................        4.50%            4.71%
$ 100,000 - $249,999...............        3.50%            3.63%
$ 250,000 - $499,999...............        2.50%            2.56%
$ 500,000 - $999,999...............        2.00%            2.04%
$1,000,000 or more*................        0.00%            0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.
--------
* For purchases of Class A shares of a Portfolio of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section "How the CDSC is Applied to Your Shares."
** Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members' and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Portfolios' website at www.ixisadvisorfunds.com (click on "sales charges" at the bottom of the home page) or in the Portfolios' SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

  .   Letter of Intent - By signing a Letter of Intent, you may purchase
      Class A shares of any IXIS Advisor Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class C shares may be used toward meeting the letter of intent.

  . Cumulative Purchase Discount - You may be entitled to a reduced sales charge if your "total investment" reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Portfolio, including the applicable sales charge, to the current public offering price of all series and classes of shares of the IXIS Advisor Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to entire amount of your current purchase in a Portfolio.

  . Combining Accounts - allows you to combine shares of multiple IXIS Advisor Funds and classes for purposes of calculating your sales charge.

      Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

      Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

In most instances individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another IXIS Advisor Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

  . Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

  . Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

  . Portfolio Trustees and other individuals who are affiliated with any IXIS Advisor Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

  . Participants in certain Retirement Plans with at least $1 million or more in total plan assets or with 100 eligible employees;

  . Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

  . Investments of $25,000 or more in IXIS Advisor Funds (including the Money Market Fund) by clients of an adviser or subadviser to any IXIS Advisor Fund (including the Money Market Fund).

Repurchasing Portfolio Shares

You may apply proceeds from redeeming Class A shares of a Portfolio (without paying a front-end sales charge) to repurchase Class A shares of any IXIS Advisor Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify IXIS Advisor Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Class C Shares

The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another IXIS Advisor Fund (except the Money Market Fund).

                    Class C Contingent Deferred Sales Charges
                   -----------------------------------------
                 Year Since Purchase       CDSC on Shares Being Sold
                 -------------------       -------------------------
                         1st                         1.00%
                     thereafter                      0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will be generally be eliminated in the following cases: (1) to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

How the CDSC Is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Portfolio shares. The CDSC:

  .   is calculated based on the number of shares you are selling;

  . is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

  . is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

  . for year one applies to redemptions through the day that is one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:

  .   increases in net asset value above the purchase price; or

  . shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of the Money Market Fund

If you exchange shares of a Portfolio into shares of the Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into shares of another IXIS Advisor Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Portfolio Services

It's Easy to Open an Account

To Open an Account with IXIS Advisor Funds:

1. Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Portfolios will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                             Minimum Initial Minimum Subsequent
Type of Account                                 Purchase         Purchases
---------------                              --------------- ------------------
Any account other than those listed below...     $10,000            $100

For shareholder accounts participating in
IXIS Advisor Funds' Investment Builder
Program.....................................     $10,000            $ 50*

For Traditional IRA, Roth IRA, Rollover
IRA, and SEP-IRA, and Keogh plans using the
IXIS Advisor Funds' prototype document......     $10,000            $100

Coverdell Education Savings Accounts........     $10,000            $100
--------
* Shareholders with accounts participating in IXIS Advisor Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the IXIS Advisor Funds' prototype document.

The Portfolios are not available to SIMPLE IRAs.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or IXIS Advisor Funds at 1-800-225-5478. For more information on IXIS Advisor Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

Minimum Balance Policy

Each Portfolio, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during the third week in September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Portfolio positions opened after June 30/th/ of the calendar year in which the fee is assessed. Certain accounts, such as accounts using an IXIS Advisor Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts), are excepted from the minimum balance fee.

In its discretion, each Portfolio may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation ("NSCC") may be liquidated rather than assessed a fee, if the account balance falls below such minimum. The valuation of account balances and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30/th/ of a calendar year will not be subject to the liquidation for that calendar year.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

IXIS Advisor Funds Personal Access Line(R)

1-800-225-5478, press 1

IXIS Advisor Funds Web Site

www.ixisadvisorfunds.com

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

  . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

  . review your account balance, recent transactions, Portfolio prices and recent performance;

  .   order duplicate account statements; and

  .   obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Portfolio Services

Buying Shares

                             Opening an Account                          Adding to an Account
                -------------------------------------------- --------------------------------------------
Through Your Investment Dealer

                .  Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Portfolio shares.

By Mail

                .  Make out a check in U.S. dollars for      .  Make out a check in U.S. dollars for
                   $10,000 or more, payable to "IXIS            $100 or more, payable to "IXIS
                   Advisor Funds." Third party checks           Advisor Funds." Third party checks
                   and "starter" checks will not be             and "starter" checks will not be
                   accepted.                                    accepted.

[envelope icon] .  Mail the check with your completed        .  Complete the investment slip from an
                   application to IXIS Advisor Funds,           account statement or include a letter
                   P.O. Box 219579, Kansas City, MO             specifying the fund name, your class
                   64121-9579.                                  of shares, your account number and
                                                                the registered account name(s).
                .  Shares purchased by check my not be
                   available immediately for redemption.     .  Shares purchased by check my not be
                   See the section "Selling Restrictions."      available immediately for redemption.
                                                                See the section "Selling Restrictions."

By Exchange (See the section "Exchanging Shares" for more details.)

[exchange icon] .  Call you investment dealer, or IXIS       .  Call your investment dealer or IXIS
                   Advisor Funds at 1-800-225-5478, or          Advisor Funds at 1-800-225-5478 or
                   visit www.ixisadvisorfunds.com to 1)         visit www.ixisadvisorfunds.com to
                   obtain a current prospectus for the          request an exchange.
                   fund into which you are exchanging,
                   and 2) request an exchange.

By Wire

[wire icon]     .  Opening an account by wire is not         .  Visit www.ixisadvisorfunds.com to
                   available.                                   add shares to your account by wire.
                                                                Instruct your bank to transfer funds to
                                                                State Street Bank & Trust Company,
                                                                ABA # 011000028, and DDA #
                                                                99011538.

                                                             .  Specify the fund name, your class of
                                                                shares, your account number and the
                                                                registered account name(s). Your
                                                                bank may charge you for such a
                                                                transfer.

                           Opening an Account                        Adding to an Account
               ------------------------------------------ ------------------------------------------
Through Automated Clearing House ("ACH")

[ACH icon]     .  Although you cannot open an             .  Call IXIS Advisor Funds at 1-800-
                  account through ACH, you may add           225-5478 or visit
                  this feature by selecting it on your       www.ixisadvisorfunds.com to add
                  application.                               shares to your account through ACH.

               .  Ask your bank or credit union           .  If you have not signed up for the
                  whether it is a member of the ACH          ACH system, please call IXIS
                  system.                                    Advisor Funds or visit
                                                             www.ixisadvisorfunds.com for a
                                                             Service Options Form. A medallion
                                                             signature guarantee may be required
                                                             to add this privilege

                                                          .  Shares purchased through ACH may
                                                             not be available immediately for
                                                             redemption. See the section "Selling
                                                             Restrictions."

Automatic Investing Through Investment Builder

[builder icon] .  Although you cannot open an             .  If you have not signed up for
                  account through Investment Builder,        Investment Builder, please call IXIS
                  you may add this feature by selecting      Advisor Funds at 1-800-225-5478 or
                  it on your application.                    visit www.ixisadvisorfunds.com for a
                                                             Service Options Form. A signature
               .  Ask your bank or credit union              guarantee may be required to add this
                  whether it is a member of the ACH          privilege.
                  system.
                                                          .  See the section "Additional Investor
                                                             Services."

Portfolio Services

Selling Shares
To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check or through ACH my not be available immediately for redemption. See the section "Restrictions on Buying, Selling and Exchanging Shares."

Through Your Investment Dealer

                    . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.

By Mail

                    . Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."

[envelope icon]     .   The request must be signed by all of the owners of the
                        shares and must include the capacity in which they are signing, if appropriate.

                    . Mail your request by regular mail to IXIS Advisor Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to IXIS Advisor Funds, 330 West 9/th/ Street, Kansas City, MO 64105-1514.

                    . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.

By Exchange (See the section "Exchanging Shares" for more details.)

                    . Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or IXIS Advisor Funds at 1-800-225-5478.

[exchange icon]     .   Call IXIS Advisor Funds or visit
                        www.ixisadvisorfunds.com to request an exchange.

By Wire

                    . Complete the "Bank Information" section on your account application.

[wire icon]         .   Call IXIS Advisor Funds at 1-800-225-5478 or visit
                        www.ixisadvisorfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

                    . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

                    . Ask your bank or credit union whether it is a member of the ACH system.

                    . Complete the "Bank Information" section on your account application.

[ ACH icon]         .   If you have not signed up for the ACH system on your
                        application, please call IXIS Advisor Funds at 1-800-225- 5478 or visit www.ixisadvisorfunds.com for a Service Options Form.

                    .   Call IXIS Advisor Funds or visit
                        www.ixisadvisorfunds.com to request an ACH redemption.

                    . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

By Telephone

[telephone icon]    .   Call IXIS Advisor Funds at 1-800-225-5478 to choose the
                        method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH
                        (see above). Subject to certain restrictions. See the section "Selling Shares in Writing."

By Systematic Withdrawal Plan
(See the section "Additional Investor Services" for more details.)

                    . Call IXIS Advisor Funds at 1-800-225-5478 or your financial representative for more information.

[systematic icon]   .   Because withdrawal payments may have tax consequences,
                        you should consult your tax adviser before establishing such a plan.

Portfolio Services

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

  .   your address of record has been changed within the past 30 days;

  . you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

  . a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

  . the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Portfolios will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

  .   a financial representative or securities dealer;

  .   a federal savings bank, cooperative, or other type of bank;

  .   a savings and loan or other thrift institution;

  .   a credit union; or

  .   a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or IXIS Advisor Funds regarding requirements for other account types.

Seller (Account Type)                           Requirements for Written Requests
---------------------                           ---------------------------------------------------------------
Qualified retirement benefit plans (except IXIS .  The request must include the signatures of all those
Advisor Funds prototype documents)                 authorized to sign, including title.

                                                .  Medallion signature guarantee, if applicable (see above).

                                                .  Additional documentation and distribution forms may be
                                                   required.

Individual Retirement Accounts                  .  Additional documentation and distribution forms may be
                                                   required.

Individual, joint, sole proprietorship,         .  The request must include the signatures of all persons
UGMA/UTMA (minor accounts)                         authorized to sign, including title, if applicable.
                                                .  Medallion signature guarantee, if applicable (see above).

                                                .  Additional documentation may be required.

Corporate or association accounts               .  The request must include the signatures of all persons
                                                   authorized to sign, including title.

                                                .  Certified copy of corporate resolution or similar documents.

Owners or trustees of trust accounts            .  The request must include the signatures of all trustees authorized to sign, including title.

                                                .  If the names of the trustees are not registered on the
                                                   account, please provide a copy of the trust document
                                                   certified within the past 60 days.

                                                .  Medallion signature guarantee, if applicable (see above).

Joint tenancy whose co-tenants are deceased      .  The request must include the signatures of all surviving tenants of the account.

                                                 .  Certified copy of the death certificate.

                                                 .  Medallion signature guarantee if proceeds check is issued to other than the surviving tenants.

Power of Attorney (POA)                          .  The request must include the signatures of the attorney-in-
                                                    fact, indicating such title.

                                                 .  A medallion signature guarantee.

                                                 .  Certified copy of the POA document stating it is still in full force and effect, specifying that grantor is alive, the exact fund and account number, and certified within 30 days of
                                                    receipt of instructions.*

Executors of estates, administrators, guardians, .  The request must include the signatures of all those
conservators                                        authorized to sign, including capacity.

                                                 .  A medallion signature guarantee.

                                                 .  Certified copy of court document where signer derives
                                                    authority, e.g., Letters of Administration, Conservatorship and Letters Testamentary.*

--------
* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

Portfolio Services

Exchanging Shares

In general, you may exchange shares of your Portfolio for shares of the same class of another IXIS Advisor Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections "Buying Shares" and "Selling Shares") subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC, if applicable, will stop and will resume only when an exchange into an applicable Fund occurs. The exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Portfolio shares.

Restrictions on Buying, Selling and Exchanging Shares

Frequent purchases and redemptions of Portfolio shares by shareholders may present certain risks for other shareholders in a Portfolio. This includes the risk of diluting the value of Portfolio shares held by long-term shareholders, interfering with the efficient management of a Portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities or small cap securities) may also have increased exposure to these risks. Each Portfolio discourages excessive, short-term trading that may be detrimental to the Portfolio and its shareholders. The Portfolios' Board of Trustees has adopted the following policies with respect to frequent purchases and redemptions of Portfolio shares.

Each Portfolio reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Portfolio and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of a Portfolio's other shareholders or possibly disruptive to the management of the Portfolio.

Limits on Frequent Trading. Without limiting the right of each Portfolio and the Distributor to refuse any purchase or exchange order, each Portfolio and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Portfolio are made for the account over a 90-day interval as determined by the Portfolio; or (ii) the account makes one or more exchange purchases of any Portfolio over a 90-day interval as determined by the Portfolio in an aggregate amount in excess of 1% of the Portfolio's total net assets. With respect to new purchases of a Portfolio, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Portfolio, there is a purchase in a Portfolio followed by a subsequent redemption; or (ii) there are two purchases into a Portfolio by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Portfolio in an aggregate amount in excess of 1% of the Portfolio's total net assets. The preceding are not exclusive lists of activities that each Portfolio and the Distributor may consider to be "market timing."

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If each Portfolio or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, each Portfolio or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Portfolios and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Portfolios and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Portfolios and the Distributor will not always be able to detect market timing activity, investors should not assume the Portfolios will be able to detect or prevent all market timing or other trading practices that may disadvantage the Portfolios. For example, the ability of the Portfolios and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Portfolio's underlying beneficial owners.

Purchase Restrictions

Each Portfolio is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Portfolios may not be able to open your account if the requested information is not provided. Each Portfolio reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Portfolio deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Portfolio described in this Prospectus:

Restriction                                        Situation
-----------                                        ---------
Each Portfolio may suspend the right of            .   When the New York Stock Exchange (the
redemption or postpone payment for more than 7         "Exchange") is closed (other than a
days:                                                  weekend/holiday)

                                                   .   During an emergency

                                                   .   During any other period permitted by the SEC

Each Portfolio reserves the right to suspend       .   With a notice of a dispute between registered
account services or refuse transaction requests:       owners

                                                   .   With suspicion/evidence of a fraudulent act

Each Portfolio may pay the redemption price in     .   When it is detrimental for a Portfolio to
whole or in part by a distribution in kind of          make cash payments as determined in the sole
readily marketable securities in lieu of cash or       discretion of the adviser or subadviser
may take up to 7 days to pay a redemption request
in order to raise capital:

Each Portfolio may withhold redemption proceeds    .   When redemptions are made within 10 calendar
for 10 days:                                           days of purchase by check or ACH

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, each Portfolio reserves the right to redeem shares in kind.

Portfolio Services

How Portfolio Shares Are Priced

"Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using this formula:

 Net Asset Value =             Total market value of securities +
                               Cash and other assets - Liabilities
                   ------------------------------------------------------------
                                  Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

  . A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Portfolio's shares will not be priced on the days on which the Exchange is closed for trading. However, in IXIS Advisors' discretion, a Portfolio's shares may be priced on a day the Exchange is closed for trading if IXIS Advisors in its discretion determines that there has been enough trading in that Portfolio's portfolio securities to materially affect the net asset value of the Portfolio's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, a Portfolio's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.

  . The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by the Portfolio's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."

  . Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

  . A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

--------
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, Portfolio securities are valued as follows:

  . Equity securities -- market price or as provided by a pricing service if market price is unavailable.

  . Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

  . Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

  . Securities traded on foreign exchanges -- market price on the non-U.S. exchange, unless the Portfolio believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Portfolios may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Portfolio's net asset value is calculated.

  .   Options -- last sale price, or if not available, last offering price.

  . Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

  . All other securities -- fair market value as determined by the adviser or subadviser of a Portfolio pursuant to procedures approved by the Board of Trustees.

Because of fair value pricing, as described above for "Securities traded on foreign exchanges" and "All other securities," securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Portfolio might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Portfolio may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Portfolio Services

Dividends and Distributions

The Portfolios generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The IXIS Equity Diversified Portfolio generally declares and pays dividends annually. The IXIS Moderate Diversified Portfolio generally declares and pays dividends quarterly. Each Portfolio expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Portfolio at net asset value, unless you select one of the following alternatives:

  . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another IXIS Advisor Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section "Additional Investor Services."

  . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Portfolio, or in the same class of another IXIS Advisor Fund.

  .   Receive all distributions in cash.

For more information or to change your distribution option, contact IXIS Advisor Funds in writing or call 1-800-225-5478.

If you earn more than $10 annually in taxable income from an IXIS Advisor Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. Federal income tax consequences of an investment in a Portfolio and does not address any foreign, state, or local tax consequences.

Each Portfolio intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Taxation of Distributions from the Portfolios. Distributions derived from net short-term capital gains, i.e., gains from investments that each Portfolio held one year or less, or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates. Distributions of net capital gains from the sale of investments that a Portfolio owned for more than one year that are designated by the Portfolio as capital gain dividends ("Capital Gain Dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Portfolio shares.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Portfolio as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio levels. Income generated by investments in fixed income securities and REITs is generally not eligible for treatment as qualified dividend income. For other implications of a Portfolio's investment in REITs, please see the SAI under "Taxes."

Distributions are taxable to you even if they are paid from income or gains earned by a Portfolio before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when the relevant Portfolio's net asset value reflects gains that are either unrealized or realized but not distributed. Portfolio distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions by the Portfolios to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced to, in general 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under "Taxes."

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Sales or Exchanges of Portfolio Shares. The redemption, sale or exchange of a Portfolio's shares (including an exchange of Portfolio shares for shares of another IXIS Advisor Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Portfolio shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

Taxation of Certain Investments. Each Portfolio's investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Portfolio's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Portfolio's investments in foreign securities may increase or accelerate the Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. Each Portfolio advises shareholders of the proportion of the Portfolio's dividends that are derived from such interest.

Each Portfolio's investments in certain debt obligations may cause that Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements. Income generated by investments in fixed-income securities is not eligible for treatment as qualified dividend income.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a "U.S. persons" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Portfolios beginning before January 1, 2008, the Portfolios generally will not be required to withhold any amounts with respect to distributions of (i) U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Portfolios. The Portfolios do not intend to make such designations.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" (USRPIs), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations," such as REITs. Effective in respect of dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Backup Withholding. Each Portfolio is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Portfolios certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payment that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

You should consult your tax adviser for more information on your own situation, including possible federal, state or local taxes.

Compensation to Securities Dealers

As part of their business strategies, the Portfolios pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges are detailed in the section "How Sales Charges Are Calculated." Each class of Portfolio shares pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Portfolios' assets on an ongoing basis, over time these fees for Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor and its affiliates may, out of their own resources, make payments in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor. Payments may vary based on net sales, the length of time assets of a dealer's clients have remained invested in the Portfolios, and other factors. See the SAI for more details.

Additional Investor Services

Retirement Plans

IXIS Advisor Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs (not available for IXIS Equity Diversified Portfolio or IXIS Moderate Diversified Portfolio), 403(b) plans and other pension and profit sharing plans. Refer to the section "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 1-800-225-5478.

Investment Builder Program

This is IXIS Advisor Funds' automatic investment plan. Once you meet the Portfolio minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more IXIS Advisor Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another IXIS Advisor Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Portfolio's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other IXIS Advisor Fund or the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

IXIS Advisor Funds have an automatic exchange plan under which shares of a class of an IXIS Advisor Fund are automatically exchanged each month for shares of the same class of another IXIS Advisor Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Portfolio account based upon the value of your Portfolio account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares."

IXIS Advisor Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 1-800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Portfolio prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

IXIS Advisor Funds Web Site

Visit us at www.ixisadvisorfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

--------
* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

Financial Performance

The financial highlights table is intended to help you understand each Portfolio's financial performance for the last five years (or, if shorter, the period of the Portfolio's operations). Certain information reflects results for a single Portfolio share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by [ ], an independent registered public accounting firm, whose report, along with each Portfolio's financial statements, is included in each Portfolio's annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

[To be updated]

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a fund's shareholders of net profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration - An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a fund's shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Whether a company is considered a "large," "medium" or "small" capitalization company for any particular Portfolio or Discipline will depend upon the company's market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- A fund's assets minus its liabilities. With respect to funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. The ratio may be calculated using "trailing" earnings or estimates of future (or "forward") earnings. Some firms use the inverse ratio for this calculation (i.e., earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return -- The change in value of an investment in a fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

    If you would like more information about the Portfolios, the following documents are available free upon request:

  Annual and Semiannual Reports -- Provide additional information about each
   Portfolios' investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Portfolios and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

 To order a free copy of the Portfolios' annual or semiannual report or their
                     SAI, or to make shareholder inquiries
    generally, contact your financial representative, or the Portfolios at:

IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, MA 02116
                           Telephone: 1-800-225-5478
  The Portfolios' annual and semiannual reports and SAI are available on the
               Portfolios' website at: www.ixisadvisorfunds.com

         Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your Portfolio's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 1-800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

   Your financial representative or IXIS Advisor Funds will also be happy to answer your questions or to provide any additional information that you may require.

   Information about the Portfolios, including their reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Portfolios' reports and SAI are available free from the
   Edgar Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
     publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                         Washington, D.C. 20549-0102.

 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

Portfolio Holdings - A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Portfolios' SAI.

IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), and other firms selling shares of IXIS Advisor Funds are members of the National Association of
  Securities Dealers, Inc. ("NASD"). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the
      NASD at 1-800-289-9999 or by visiting its Web site at www.NASD.com.

 IXIS Distributors distributes the IXIS Advisor Funds and Loomis Sayles Funds.
      If you have a complaint concerning IXIS Distributors or any of its representatives or associated persons, please direct it to IXIS Asset
   Management Distributors, L.P., Attn: Director of Compliance, 399 Boylston
      Street - 6th Floor, Boston, MA 02116 or call us at 1-800-225-5478.

                  (Investment Company Act File No. 811-07345)

[LOGO OF IXIS ADVISOR FUNDS]

STATEMENT OF ADDITIONAL INFORMATION -- PART I

May 1, 2006

IXIS Equity Diversified Portfolio
IXIS Moderate Diversified Portfolio

This Statement of Additional Information contains specific information about the Portfolios which may be useful to investors but which is not included in the Prospectus of the IXIS Advisor Funds listed above (the "Portfolios" and each a "Portfolio"). Certain information about the Portfolios and other IXIS Advisor Funds is included in Part II of this Statement of Additional Information (together with this document the "Statement"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the IXIS Advisor Diversified Portfolios Class A and C Prospectus dated May 1, 2006, as from time to time revised or supplemented (the "Prospectus"). This Statement should be read together with the Prospectus. Investors may obtain the Prospectus without charge from IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling IXIS Advisor Funds at 1-800-225-5478 or by visiting the Portfolios' website at www.ixisadvisorfunds.com.

The Portfolios' financial statements and accompanying notes that appear in the Portfolios' annual and semiannual reports are incorporated by reference into
Part I of this Statement. Each Portfolio's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 1-800-225-5478 or by visiting the Portfolios' website at www.ixisadvisorfunds.com.

                               Table of Contents

                                                                          PAGE
                                                                          ----
PART I
INVESTMENT RESTRICTIONS..................................................  ii
PORTFOLIO CHARGES AND EXPENSES...........................................  iv
OWNERSHIP OF PORTFOLIO SHARES............................................   x

PART II
THE TRUSTS...............................................................   2
INVESTMENT STRATEGIES AND RISKS..........................................   2
   Investment Restrictions...............................................   2
   Investment Strategies.................................................   3
TEMPORARY DEFENSIVE POSITION.............................................  17
PORTFOLIO TURNOVER.......................................................  17
PORTFOLIO HOLDINGS INFORMATION...........................................  17
MANAGEMENT OF THE TRUSTS.................................................  18
INVESTMENT ADVISORY AND OTHER SERVICES...................................  29
PORTFOLIO MANAGEMENT INFORMATION.........................................  35
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................  42
DESCRIPTION OF THE TRUSTS................................................  47
VOTING RIGHTS............................................................  47
SHAREHOLDER AND TRUSTEE LIABILITY........................................  48
HOW TO BUY SHARES........................................................  49
REDEMPTIONS..............................................................  49
SHAREHOLDER SERVICES.....................................................  52
NET ASSET VALUE..........................................................  57
REDUCED SALES CHARGES....................................................  58
TAXES....................................................................  60
PERFORMANCE INFORMATION..................................................  65
FINANCIAL STATEMENTS.....................................................  66
APPENDIX A............................................................... A-1

                            INVESTMENT RESTRICTIONS

   The following is a description of restrictions on the investments to be made by the Portfolios. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the relevant Portfolio (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). The other restrictions set forth below are not fundamental policies and may be changed by the Trusts' Board of Trustees. Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

IXIS Equity Diversified Portfolio will not:

+(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Portfolios total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(3) Make short sales of securities or maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions, and the Portfolio may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

+*(4) Borrow money, except to the extent permitted under the 1940 Act;

*(5) Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(7) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Purchase or sell commodities, except that the Portfolio may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

(10) Invest less than 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Prior to any change to such policy adopted by the Board of Trustees of the Portfolio, the Portfolio will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

   Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Portfolio positions are excluded from the definition of "senior security" so long as the Portfolio maintains adequate cover, segregation of assets or otherwise.

   In addition, it is contrary to the Portfolio's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Portfolio's total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Portfolio will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and certain commercial paper, that the adviser or subadviser has determined to be liquid under procedures approved by the Board of Trustees.

IXIS Moderate Diversified Portfolio will not:

+(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Portfolios total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(3) Make short sales of securities or maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions, and the Portfolio may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

+*(4) Borrow money, except to the extent permitted under the 1940 Act;

*(5) Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(7) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Purchase or sell commodities, except that the Portfolio may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

   Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Portfolio positions are excluded from the definition of "senior security" so long as the Portfolio maintains adequate cover, segregation of assets or otherwise.

   In addition, it is contrary to the Portfolio's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Portfolio's total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Portfolio will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the adviser or subadviser has determined to be liquid under procedures approved by the Board of Trustees.

                        PORTFOLIO CHARGES AND EXPENSES

Advisory Fees

   Pursuant to separate advisory agreements, IXIS Asset Management Advisors, L.P. ("IXIS Advisors") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Portfolios and to provide a range of administrative services to the Portfolios.

   For the services described in the advisory agreements, the Portfolios have agreed to pay IXIS Advisors an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable by a Portfolio to its subadvisers pursuant to any subadvisory agreement:

                           Date of   Advisory fee payable by Portfolio to IXIS Advisors
Portfolio                 Agreement  (as a % of average daily net assets of the Portfolio)
---------                 ---------- -----------------------------------------------------
IXIS Equity Diversified    1/31/05   0.80%        of the first $1 billion
Portfolio                            0.75%        of amounts in excess of $1 billion

IXIS Moderate Diversified  7/14/04   0.75%        of the first $1 billion
Portfolio                 as amended 0.70%        of amounts in excess of $1 billion
                           01/01/05

   IXIS Advisors has given a binding undertaking (for each Class of the Portfolios in the table below) to reduce its advisory fee, and if necessary, to bear certain expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expense, associated with the Portfolios, to the extent necessary to limit the Portfolios' expenses to the annual rates indicated below. The undertaking will be binding on IXIS Advisors for a period of one-year from the date shown, and will be reevaluated on an annual basis thereafter, subject to the obligation of each Portfolio to pay such deferred fees or expense reimbursement in later periods to the extent that each Portfolio's expenses fall below the expense limit; provided, however, that each Portfolio is not obligated to pay such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred.

Fund                                     Expense Limit Date of Undertaking
----                                     ------------- -------------------
IXIS Equity Diversified Portfolio                          May 1, 2006*
   Class A..............................     1.50%
   Class C..............................     2.25%
IXIS Moderate Diversified Portfolio                        May 1, 2006*
   Class A..............................     1.45%
   Class C..............................     2.20%
--------
*  This undertaking is in effect through April 30, 2007.

SUBADVISORY FEES

   Each advisory agreement provides that IXIS Advisors may delegate its responsibilities thereunder to another party. As explained in the Prospectus, IXIS Equity Diversified Portfolio is divided into four disciplines and IXIS Moderate Diversified Portfolio is divided into five disciplines. The portfolio management of each discipline of the Portfolio has been delegated to a subadviser as described below.

IXIS Equity Diversified Portfolio

   Pursuant to separate subadvisory agreements, IXIS Advisors has delegated its portfolio management investment responsibilities to the IXIS Equity Diversified Portfolio among four subadvisers. The subadvisers of the IXIS Equity Diversified Portfolio are Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Harris Associates L.P. ("Harris Associates"), Dreman Value Management, L.L.C. ("Dreman"), and Hansberger Global Investors, Inc. ("Hansberger"). For the services described in the subadvisory agreements, the respective subadvisers receive subadvisory fees at the annual rates set forth in the following table:

                                                  Subadvisory fee payable to
                                   Date of                subadviser
                                 Subadvisory     (as a % of average daily net
Subadviser                        Agreement        assets of the Discipline)
----------                     ---------------- -------------------------------
Loomis Sayles -                January 31, 2005 0.45% of the first $250 million
Large Cap Growth Discipline                     0.40% thereafter

Harris Associates -            January 31, 2005 0.45% of the first $250 million
Large Cap Value Discipline                      0.40% thereafter

Dreman -                        April 3, 2006   0.45% of the first $250 million
Mid Cap Value Discipline                        0.40% thereafter

Hansberger -                   January 31, 2005 0.45% of the first $250 million
International Value Discipline                  0.40% thereafter

IXIS Moderate Diversified Portfolio

   Pursuant to separate subadvisory agreements, IXIS Advisors has delegated its portfolio management investment responsibilities to the IXIS Moderate Diversified Portfolio among four subadvisers. The subadvisers of the IXIS Moderate Diversified Portfolio are Loomis Sayles (which manages two of the five disciplines), Harris Associates, Dreman and Hansberger. For the services described in the subadvisory agreements, the respective subadvisers receive subadvisory fees at the annual rates set forth in the following table:

                                               Subadvisory fee payable to
                                  Date of              subadviser
                                Subadvisory   (as a % of average daily net
Subadviser                       Agreement      assets of the Discipline)
----------                     ------------- -------------------------------
Loomis Sayles -                July 14, 2004 0.30% of the first $250 million
Core Fixed Income Discipline                 0.25% thereafter

Loomis Sayles -                July 14, 2004 0.45% of the first $250 million
Large Cap Growth Discipline                  0.40% thereafter

Harris Associates -            July 14, 2004 0.45% of the first $250 million
Large Cap Value Discipline                   0.40% thereafter

Dreman -                       April 3, 2006 0.45% of the first $250 million
Mid Cap Value Discipline                     0.40% thereafter

Hansberger -                   July 14, 2004 0.45% of the first $250 million
International Value Discipline               0.40% thereafter

   For the commencement of operations on January 31, 2005 through December 31, 2005, the following table shows the total advisory fees (including subadvisory fees) paid by the IXIS Equity Diversified Portfolio and of these amounts, the total paid to IXIS Advisors and the total paid to a subadviser of the Portfolio.

IXIS EQUITY DIVERSIFIED PORTFOLIO/1/

                                    1/31/05 - 12/31/05
                                    ------------------
Total Advisory Fee.................        $
IXIS Advisors
   Fee Earned......................        $
   Fee Waived......................        $
   Total Paid......................         --

Loomis Sayles
   Fee Earned......................        $
   Fee Waived......................        $
   Total Paid......................         --

Harris Associates
   Fee Earned......................        $
   Fee Waived......................        $
   Total Paid......................         --

Reich & Tang/2/
   Fee Earned......................        $
   Fee Waived......................        $
   Total Paid......................         --

Hansberger
   Fee Earned......................        $
   Fee Waived......................        $
   Total Paid......................         --
--------
/1/ In addition to waiving its advisory fee, IXIS Advisors assumed additional expenses of $[ ] for the fiscal year ended December 31, 2005.
/2/ Prior to April 3, 2006, Reich & Tang Asset Management, LLC ("Reich & Tang") served as subadviser to the Mid Cap Value Discipline of the IXIS Moderate Diversified Portfolio now managed by Dreman, pursuant to a subadvisory agreement providing for a subadvisory fee payable to Reich & Tang at the same rates as those currently paid by the Portfolio to Dreman.

   For the period July 15, 2004 through December 31, 2004, and the fiscal year ended December 31, 2005, the following table shows the total advisory fees (including subadvisory fees) paid by the IXIS Moderate Diversified Portfolio and of these amounts, the total paid to IXIS Advisors and the total paid to a subadviser of the Portfolio.

IXIS MODERATE DIVERSIFIED PORTFOLIO

                                    7/15/04 - 12/31/04 1/1/05 - 12/31/05
                                    ------------------ -----------------
Total Advisory Fee.................         $  120,418        $
IXIS Advisors
   Fee Earned......................         $   63,908        $
   Fee Waived......................         $63,908/1/        $
   Total Paid......................                 --         --

Loomis Sayles
   Fee Earned......................         $   29,364        $
   Fee Waived......................         $   29,364        $
   Total Paid......................                 --         --

Harris Associates
   Fee Earned......................         $   14,311        $
   Fee Waived......................         $   14,311        $
   Total Paid......................                 --         --

Reich & Tang/2/
   Fee Earned......................         $    6,397        $
   Fee Waived......................         $    6,397        $
   Total Paid......................                 --         --

Hansberger
   Fee Earned......................         $    6,438        $
   Fee Waived......................         $    6,438        $
   Total Paid......................                 --         --
--------
/1/  In addition to waiving its advisory fee, IXIS Advisors assumed additional
     expenses of $[      ] for the fiscal year ended December 31, 2005.
/2/ Prior to April 3, 2006, Reich & Tang served as subadviser to the mid cap value discipline of the IXIS Moderate Diversified Portfolio now managed by Dreman, pursuant to a subadvisory agreement providing for a subadvisory fee payable to Reich & Tang at the same rates as those currently paid by the Portfolio to Dreman.

Brokerage Commissions

   Set forth below are the amounts the IXIS Equity Diversified Portfolio paid in brokerage commissions for the period January 31, 2005 through December 31, 2005 and the amounts the IXIS Moderate Diversified Portfolio paid in brokerage commissions for the period July 15, 2004 through December 31, 2004 and the fiscal year ended December 31, 2005.

IXIS EQUITY DIVERSIFIED PORTFOLIO

                                                            1/31/05 - 12/31/05
                                                            ------------------

Brokerage Transactions
   Allocated to brokers providing research services........         $

Brokerage Commissions
   Total Brokerage Commissions Paid........................         $
   Commissions paid to Brokers providing research
     services..............................................         $
   Commissions paid to Affiliated Brokers/1/
       Harris Associates Securities, L.P. ("HASLP")........         $
       Reich & Tang Distributors, Inc. ("R&T
         Distributors")....................................         $
--------
/1/ For the period January 31, 2005 through December 31, 2005, the Portfolio paid [ ]% and [ ]% of its total brokerage commissions to HASLP and R&T Distributors, respectively, and effected [ ]% and [ ]% of the aggregate dollar amount of its total brokerage transactions through HASLP and R&T Distributors, respectively.

IXIS MODERATE DIVERSIFIED PORTFOLIO

                                                            7/15/04 - 12/31/04 1/1/05 - 12/31/05
                                                            ------------------ -----------------
Brokerage Transactions
   Allocated to brokers providing research services........    $12,125,270            $

Brokerage Commissions
   Total Brokerage Commissions Paid........................    $    57,739            $
   Commissions paid to Brokers providing research
     services..............................................    $     9,876            $
   Commissions paid to Affiliated Brokers/2/
       Harris Associates Securities, L.P. ("HASLP")........    $    16,372            $
       Reich & Tang Distributors, Inc. ("R&T
         Distributors")....................................    $       923            $

--------
/2/ For the fiscal year ended December 31, 2005, the Portfolio paid [ ]% and [ ]% of its total brokerage commissions to HASLP and R&T Distributors, respectively, and effected [ ]% and [ ]% of the aggregate dollar amount of its total brokerage transactions through HASLP and R&T Distributors, respectively.

   For a description of how transactions in portfolio securities are effected and how the Portfolios' advisor or subadvisers select brokers, see the section entitled "Portfolio Transactions and Brokerage" in Part II of this Statement.

Regular Broker-Dealers

   The table below contains the aggregate value of securities of each Portfolio's regular broker-dealers+ (or the parent of the regular broker-dealers) held by each Portfolio, if any, as of the fiscal year ended December 31, 2005.

                                                                       Aggregate Value of
                                                                   Securities of each Regular
                                                                    Broker or Dealer (or its
Portfolio                           Regular Broker-Dealer          Parent) held by Portfolio
---------                           ------------------------------ --------------------------
IXIS Equity Diversified Portfolio   Citigroup Inc.                             $
                                    Goldman Sachs Group, Inc.                  $
                                    JP Morgan Chase & Co., Inc.                $
                                    Lehman Brothers Holdings, Inc.             $
                                    Morgan Stanley & Co, Inc.                  $

IXIS Moderate Diversified Portfolio Citigroup Inc.                             $
                                    Goldman Sachs Group, Inc.                  $
                                    JP Morgan Chase & Co., Inc.                $
                                    Lehman Brothers Holdings, Inc.             $
                                    Morgan Stanley & Co, Inc.                  $

--------
+ "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

Sales Charges And 12b-1 Fees

   As explained in Part II of this Statement, the Class A and Class C shares of each Portfolio pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act ("Plans"). The following table shows the amounts of Rule 12b-1 fees paid by the IXIS Equity Diversified Portfolio for the period January 31, 2005 through December 31, 2005, and by the IXIS Moderate Diversified Portfolio for the period July 15, 2004 to December 31, 2004 and the fiscal year ended December 31, 2005. The IXIS Equity Diversified Portfolio commenced operations on January 31, 2005 and thus did not pay any Rule 12b-1 fees for the period ended December 31, 2004. All amounts paid under the Plans during the period were paid as compensation to the Distributor. Compensation payable under the Plans may be paid regardless of the Distributor's expenses. The anticipated benefits to the Portfolios of the Plans include the ability to attract and maintain assets.

Portfolio                      1/31/05 - 12/31/05
---------                      ------------------
IXIS Equity Diversified
  Portfolio...................
   (Class A)..................      $[      ]
   (Class C)..................      $[      ]

Portfolio                      7/15/04 - 12/31/04 1/1/05 -12/31/05
---------                      ------------------ ----------------
IXIS Moderate Diversified
  Portfolio...................
   (Class A)..................      $ 13,853          $[      ]
   (Class C)..................      $ 86,262          $[      ]

   During the period January 31, 2005 through December 31, 2005 for the Equity Diversified Portfolio and the fiscal year ended December 31, 2005 for the Moderate Diversified Portfolio, the Distributor's expenses relating to the Portfolios' 12b-1 plans were as follows:

IXIS Equity Diversified Portfolio
(Class A shares).....................................................
Compensation to Investment Dealers................................... $[      ]
Compensation to Distributor's Sales Personnel and Other Related Costs $[      ]
                                                                      --------
   TOTAL............................................................. $[      ]

(Class C shares).....................................................
Compensation to Investment Dealers................................... $[      ]
Compensation to Distributor's Sales Personnel and Other Related Costs $[      ]
                                                                      --------
   TOTAL............................................................. $[      ]

IXIS Moderate Diversified Portfolio..................................
(Class A shares).....................................................
Compensation to Investment Dealers................................... $[      ]
Compensation to Distributor's Sales Personnel and Other Related Costs $[      ]
                                                                      --------
   TOTAL............................................................. $[      ]

(Class C shares).....................................................
Compensation to Investment Dealers................................... $[      ]
Compensation to Distributor's Sales Personnel and Other Related Costs $[      ]
                                                                      --------
   TOTAL............................................................. $[      ]

                         OWNERSHIP OF PORTFOLIO SHARES

   As of April 7, 2006, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Portfolios set forth below.*

                                                               Ownership
Portfolio                              Shareholder and Address Percentage
---------                              ----------------------- ----------
IXIS Equity Diversified Portfolio/1/
Class A...............................                            [  ]%

Class C...............................
                                                                  [  ]%

IXIS Moderate Diversified Portfolio/2/
                                                                  [  ]%
Class A...............................                            [  ]%

Class C...............................
                                                                  [  ]%
--------
* Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Portfolio, it may be deemed to "control" such Portfolio within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Portfolio to take actions requiring the affirmative vote of holders of a plurality or majority of the Portfolio's shares without the approval of the controlling shareholder.

[LOGO OF IXIS ADVISOR FUNDS]

Statement of Additional Information -- PART II

May 1, 2006 for:

IXIS ADVISOR FUNDS TRUST III

IXIS Equity Diversified Portfolio ("Equity Diversified Portfolio") IXIS Moderate Diversified Portfolio ("Moderate Diversified Portfolio")

This Statement of Information contains information which may be useful to investors but which is not included in the Prospectuses of the series of IXIS Advisor Funds Trust III (collectively the "Funds," with each series being known as a "Fund"). Certain data applicable to particular funds is found in Part I of this Statement of Additional Information (together with this document, the "Statement"). This Statement is not a prospectus and is authorized for distribution only when accompanied by or preceded by the IXIS Advisor Diversified Portfolios Classes A and C Prospectus dated May 1, 2006, as from time to time revised or supplemented (the "Prospectus"). Investors may obtain the Prospectus without charge from IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling IXIS Advisor Funds at 1-800-225-5478 or by visiting the Portfolios' website at www.ixisadvisorfunds.com.

The Funds' financial statements and accompanying notes that appear in the Funds' annual and semiannual reports are incorporated by reference into this Statement of Additional Information. Each Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 1-800-225-5478 or by visiting the Funds' website at www.ixisadvisorfunds.com.

                               Table of Contents

                                    Part II

THE TRUSTS.................................................................   2
INVESTMENT STRATEGIES AND RISKS............................................   2
   Investment Strategies...................................................   2
   Investment Risks........................................................   3
TEMPORARY DEFENSIVE POSITIONS..............................................  17
PORTFOLIO TURNOVER.........................................................  17
PORTFOLIO HOLDINGS INFORMATION.............................................  17
MANAGEMENT OF THE TRUST....................................................  18
INVESTMENT ADVISORY AND OTHER SERVICES.....................................  29
PORTFOLIO MANAGEMENT INFORMATION...........................................  35
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................  42
DESCRIPTION OF THE TRUSTS..................................................  47
VOTING RIGHTS..............................................................  47
SHAREHOLDER AND TRUSTEE LIABILITY..........................................  48
HOW TO BUY SHARES..........................................................  49
REDEMPTIONS................................................................  49
SHAREHOLDER SERVICES.......................................................  52
NET ASSET VALUE............................................................  57
REDUCED SALES CHARGES......................................................  58
TAXES......................................................................  60
PERFORMANCE INFORMATION....................................................  65
FINANCIAL STATEMENTS.......................................................  66
APPENDIX A................................................................. A-1

                                  THE TRUSTS

   IXIS Advisor Funds Trust III is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust dated August 22, 1995, as amended. Each series of the Trust (except Harris Associated Focused Value Fund) is diversified. The name of the Trust has changed several times since its organization as noted below:

           Trust Name                    Date
           ----------                    ---------------------------
           New England Funds Trust III   August 1995 to January 2000
           Nvest Funds Trust III         January 2000 to April 2001
           CDC Nvest Funds Trust III     May 2001 to April 2005
           IXIS Advisors Funds Trust III May 2005 to present

   IXIS Advisor Funds Trust III has three (3) portfolios. Harris Associates Focused Value Fund was organized in 2001 and commenced operations March 15, 2001. IXIS Moderate Diversified Portfolio commenced operations on July 15, 2004. Prior to May 1, 2005, IXIS Moderate Diversified Portfolio was named "CDC IXIS Moderate Diversified Portfolio". IXIS Equity Diversified Portfolio commenced operations on January 31, 2005.

                        INVESTMENT STRATEGIES AND RISKS

Investment Strategies

   The following is a list of certain investment strategies, including particular types of securities or specific practices, that may be used by an adviser or subadviser of a Fund in managing the Fund. A Fund's primary strategies are detailed in its Prospectuses. Due to the multi-manager approach of Equity Diversified Portfolio and Moderate Diversified Portfolio, investing in a certain security or engaging in a certain practice may be a primary strategy for one segment of a Fund and a secondary strategy for another segment of such Fund. The list of securities under each category below is not intended to be an exclusive list of securities for investment. An adviser or subadviser may invest in a general category listed below and where applicable with particular emphasis on a certain type of security but investment is not limited to the categories listed below or the securities specially enumerated under each category. An adviser or subadviser may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy. An adviser or subadviser may invest in any security that falls under the specific category including securities that are not listed below.

Fund                                         Securities                          Practices
----                           --------------------------------------- -----------------------------
Moderate Diversified Portfolio Debt Securities (Asset-backed           Initial Public Offerings
                               securities, Collateralized Mortgage     When-issued Securities
                               Obligations, Investment-Grade           Futures Contracts
                               Corporate Securities, Structured Notes, Options
                               Stripped Securities, Zero-Coupon        Swap Contracts
                               Securities, Pay-in-Kind Securities,     Short Sales
                               Convertible Securities, U.S.            Illiquid Securities
                               Government Securities)                  Privatizations
                               Equity Securities (Investment           Reverse Repurchase Agreements
                               Companies)
                               Foreign Securities (Bonds, Depositary
                               Receipts, Supranational Entities,
                               Emerging Markets, Currency Hedging
                               Transactions)

Fund                                       Securities                          Practices
----                         --------------------------------------- -----------------------------
Equity Diversified Portfolio Debt Securities (Asset-backed           Initial Public Offerings
                             securities, Collateralized Mortgage     When-issued Securities
                             Obligations, Investment-Grade           Futures Contracts
                             Corporate Securities, Structured Notes, Options
                             Stripped Securities, Zero-Coupon        Swap Contracts
                             Securities, Pay-in-Kind Securities,     Short Sales
                             Convertible Securities, U.S.            Illiquid Securities
                             Government Securities)                  Privatizations
                             Equity Securities (Investment           Reverse Repurchase Agreements
                             Companies)
                             Foreign Securities (Bonds, Depositary
                             Receipts, Supranational Entities,
                             Emerging Markets, Currency Hedging
                             Transactions)

Investment Risks

TYPES OF SECURITIES

DEBT SECURITIES

Certain Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short, medium and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer's general taxing power, (ii) a specific type of tax such as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of debt securities falls when market rates of interest are rising.) Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a Fund that invests in debt securities for any particular period. Fluctuations in the value of a Fund's investments in debt securities will cause the Fund's net asset value to increase or decrease.

Asset-backed Securities. The Funds may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. (Mortgage-backed securities are a type of asset-backed security.) Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Collateralized Mortgage Obligations ("CMOs"). The Funds may invest in CMOs, which are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities.

Convertible Securities. The Funds may invest in convertible securities, which include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities usually provide a lower yield than comparable fixed-income securities.

Investment-Grade Debt Securities. The Funds may invest in investment grade debt securities, which include all types of debt instruments that are of medium and high-quality. Some possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Standard & Poor's Rating Group ("Standard & Poor's" or "S&P") or Moody's Investor's Service, Inc. ("Moody's") or is unrated but considered to be of equivalent quality by an investment adviser or subadviser. For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Securities Ratings."

Pay-in-kind Securities. The Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

"Stripped" Securities. The Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive the entire principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.

Structured Notes. The Funds may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase a Fund's exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the Fund's portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of a Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant adviser's or subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the adviser's or subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

U.S. Government Securities. The Funds may invest in some or all of the following U.S. government securities:

..   U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

..   U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

..   Treasury Inflation-Protected Securities ("TIPS") - Fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

..   "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by its full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as a Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as a Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

..   "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a
    government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

..   "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a
    corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.

Risks. U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

   The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Zero-coupon Securities. The Funds may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time

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remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (as amended, the "Code"), a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because a Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

EQUITY SECURITIES

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. Therefore, the value of your investment in a Fund may sometimes decrease. A Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Capitalization Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities may be more difficult to sell under some market conditions.

Market Capitalizations. The Funds may invest in companies with small, medium or large market capitalizations. The market capitalization ranges allowable for investments of each Fund are defined in reference to the benchmark of the specific Fund. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Mid capitalization companies are generally medium size companies that are not as established as large capitalization companies and may be more volatile.

  . Small Capitalization Companies - The Funds may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of Funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.

Investment Companies. The Funds may invest in other investment companies. Investment companies, including companies such as "iShares", "SPDRs" and "VIPERs," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

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Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Fund's adviser or subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

FOREIGN SECURITIES

The Funds may invest in foreign securities. Such investments present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

Emerging Markets. The Funds may invest in securities of emerging markets. Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the adviser or subadviser of a Fund may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund's net income available for distribution to shareholders.

Depositary Receipts. The Funds may invest in foreign equity securities by purchasing "depositary receipts." Depositary receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and price may be more volatile than sponsored depositary receipts. American Depositary Receipts ("ADRs") are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk.

Supranational Entities. The Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described below under "Foreign Currency."

Foreign Currency Hedging Transactions. The Funds may engage in currency hedging transactions. To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. A Fund's use of currency hedging transactions may be limited by tax considerations. An adviser may decide not to engage in currency hedging transactions and there is no assurance that any currency hedging strategy used by a Fund will succeed. In addition, suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they would be beneficial. A Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures Contracts", "Options" and "Swap Contracts" below.

MONEY MARKET INSTRUMENTS

Each Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, each Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

TYPES OF PRACTICES

Repurchase Agreements. Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays

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

and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled.

..   Dollar Rolls. Dollar rolls are a special type of reverse repurchase agreement in which the portfolio instrument transferred by a Fund is a mortgage-related security. The Fund gives up the cash flows during the transaction period but has use of the cash proceeds.

When-issued Securities. The Funds may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. Each Trust's custodian will establish a segregated account for each Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Illiquid Securities. The Funds may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Certain Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"). Certain Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and
Section 4(2) commercial paper are treated as illiquid, unless an adviser or subadviser has determined, under guidelines established by each Trust's Board of Trustees, that the particular issue is liquid.

Initial Public Offerings. The Funds may purchase securities of companies that are offered pursuant to an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public in the primary market, typically to raise additional capital. A Fund may purchase a "hot" IPO (also known as a "hot issue"), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. A Fund's investment in IPO securities may have a significant impact on the Fund's performance and may result in significant capital gains.

Privatizations. The Funds may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Futures Contracts. The Funds may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 Index futures trade in contracts equal to $500 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If a Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options. The Funds may purchase options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if a Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

A put option on a futures contract written by a Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

Closing a written call option will permit a Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit a Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If a Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

A Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, a Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by a Fund when the put options are closed.

As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

The Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

All call options written by a Fund on foreign currencies will be covered. A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

  . Swap Contracts. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging. The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that a Fund would have to exercise the option in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the relevant Funds purchase foreign stock index futures.

The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that a Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements and/or movements of the relevant indices in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

The Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. An adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Examples of derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

Short Sales. The Funds may sell securities short "against the box," that is:
(1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open.

In a short sale against the box, a Fund does not deliver from its portfolio securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales may protect a Fund against risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

Risks. Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Securities Lending. The Funds may lend from their total assets in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Funds will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in Part I of this Statement. Under some securities lending arrangements the Funds may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser or subadviser) affecting the investment occurs, such loans will be called, if possible, so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trusts or persons acting pursuant to the direction of the Boards.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-term Trading. The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing a Fund's assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

                         TEMPORARY DEFENSIVE POSITIONS

Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser and subadviser(s) of a Fund may employ a temporary defensive strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies. The use of defensive strategies may prevent a Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

                              PORTFOLIO TURNOVER

   A Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, thereby decreasing the Funds' total return. The portfolio turnover rate for the fiscal year ended December 31, 2005 was significantly [higher/lower] for the __________ compared to the prior fiscal year because __________.

   Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser or subadviser believes that portfolio changes are appropriate.

                        PORTFOLIO HOLDINGS INFORMATION

   The Funds have adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds' website at www.ixisadvisorfunds.com. Generally, portfolio holdings information will not be posted until it is aged for at least 30 days. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

   The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:

     (1) Disclosure of portfolio holdings posted on the Funds' website provided that information is shared no sooner than the next day following the day on which the information is posted.

     (2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Vestek (daily disclosure of full portfolio holdings, provided the next business day); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

     (3) Disclosure to ADP Investor Communication Services, Inc. as part of the proxy voting recordkeeping services provided to the Funds, and to vendors that provide proxy services, including proxy voting administration and research services, to advisers and subadvisers of the Funds (portfolio holdings of issuers as of record date for shareholder meetings);

     (4) Disclosure to employees of the Funds' advisers, subadvisers, principal underwriter, administrator, custodian and fund accounting agent, as well as to broker dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes; and

     (5) Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

   With respect to (6) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI, the only entities that receives information pursuant to this exception are Evare LLC (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to the Hansberger International Fund and the Hansberger subadvised disciplines of the IXIS Moderate Diversified Portfolio and the IXIS Equity Diversified Portfolio and GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds' semiannual financial statements, quarterly Form N-Q filing and other related items. The Funds' Board of Trustees exercises oversight of the disclosure of the Funds' portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Funds' policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

   In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund's and the adviser's fiduciary duty to shareholders, and the Fund's code of ethics. The Funds' policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser and/or subadviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in a Fund or in other funds or accounts managed by the Fund's adviser and/or subadviser or by any affiliated person of the adviser and/or subadviser.

                           MANAGEMENT OF THE TRUSTS

Trustees and Officers

   The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

   The table below provides certain information regarding the trustees and officers of IXIS Advisor Funds Trust III. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the relevant trust. In certain circumstances, Trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered "independent" for the purposes of the requisite approval. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the relevant trust.

   Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

                       Position(s) Held with the Trusts,                                     Number of Portfolios in Fund
                       Length of Time Served and Term of Principal Occupation(s) During Past Complex Overseen*** and Other
Name and Date of Birth              Office*                           5 Years**                   Directorships Held
---------------------- --------------------------------- ----------------------------------- -----------------------------
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.             Trustee                  Douglas Dillon Professor and                  38
(3/23/40)                                                   Director of the Belfer Center
                             Contract Review and            of Science for International     Director, Taubman Centers,
                             Governance Committee           Affairs, John F. Kennedy         Inc. (real estate investment
                                    Member                  School of Government,            trust)
                                                            Harvard University
                                  Since 1995

Charles D. Baker                   Trustee                  President and Chief Executive                 38
(11/13/56)............                                      Officer, Harvard Pilgrim                     None
                             Contract Review and            Health Care (health plan)
                             Governance Committee
                                    Member

                                  Since 2005

Edward A. Benjamin                 Trustee                  Retired                                       38
(5/30/38)
                             Contract Review and                                              Director, Precision Optics
                             Governance Committee                                                 Corporation (optics
                                    Member                                                           manufacturer)

                                  Since 2003

Daniel M. Cain                     Trustee                  President and Chief Executive                 38
(2/24/45)                                                   Officer, Cain Brothers &
                            Chairman of the Audit           Company, Incorporated            Director, Sheridan Healthcare
                                  Committee                 (investment banking)               Inc. (physician practice
                                                                                                      management)
                                  Since 1996

Paul G. Chenault                   Trustee                  Retired; Trustee, First                       38
(9/12/33)                                                   Variable Life (variable life
                             Contract Review and            insurance)                          Director, Mailco Office
                             Governance Committee                                               Products, Inc. (mailing
                                    Member                                                            equipment)

                                  Since 2003

Kenneth J. Cowan                   Trustee                  Retired                                       38
(4/5/32)
                           Chairman of the Contract                                                      None
                            Review and Governance
                                  Committee

                                  Since 1995

Richard Darman                     Trustee                  Partner, The Carlyle Group                    38
(5/10/43)                                                   (investments); formerly,
                             Contract Review and            Professor, John F. Kennedy       Director and Chairman of
                             Governance Committee           School of Government,            Board of Directors, AES
                                    Member                  Harvard University               Corporation (international
                                                                                             power company)
                                  Since 1996

                                                                                              Number of
                                                                                            Portfolios in
                                                                                            Fund Complex
                         Position(s) Held with                                               Overseen***
                         the Trusts, Length of                                                and Other
                         Time Served and Term    Principal Occupation(s) During Past 5      Directorships
Name and Date of Birth        of Office*                        Years**                         Held
----------------------  ------------------------ ------------------------------------- -----------------------
Sandra O. Moose         Chairperson of the Board    President, Strategic Advisory                38
(2/17/42)                  of Trustees since        Services (management
                             November 2005          consulting); formerly, Senior         Director, Verizon
                                                    Vice President and Director,           Communications;
                        Ex officio member of the    The Boston Consulting Group,
                          Audit Committee and       Inc. (management consulting)       Director, Rohm and Haas
                          Contract Review and                                                  Company
                          Governance Committee                                         (specialty chemicals);

                           Trustee since 1995                                               Director, AES
                                                                                             Corporation


John A. Shane                   Trustee             President, Palmer Service                    38
(2/22/33)                                           Corporation (venture capital
                         Audit Committee Member     organization)                         Director, Gensym
                                                                                             Corporation
                               Since 1995                                                   (software and
                                                                                         technology service
                                                                                             provider);

                                                                                            Director and
                                                                                           Chairman of the
                                                                                             Board, Abt
                                                                                           Associates Inc.
                                                                                            (research and
                                                                                          consulting firm)

Cynthia L. Walker               Trustee             Executive Dean for                           38
(7/25/56)                                           Administration (formerly,
                         Audit Committee Member     Dean for Finance and CFO),                  None
                                                    Harvard Medical School
                               Since 2005

INTERESTED TRUSTEES

Robert J. Blanding/1/           Trustee             President, Chairman, Director,               38
(4/14/47)                                           and Chief Executive Officer,
555 California Street          Since 2003           Loomis, Sayles & Company,                   None
San Francisco, CA 94104                             L.P.; President and Chief
                                                    Executive Officer - Loomis
                                                    Sayles Funds I; Chief
                                                    Executive Officer - Loomis
                                                    Sayles Funds II


John T. Hailer/2/        President and Trustee      President and Chief Executive                38
(11/23/60)                                          Officer, IXIS Asset
                        Chief Executive Officer     Management Advisors, L.P.                   None
                                                    and IXIS Asset Management
                               Since 2000           Distributors, L.P.; Executive
                                                    Vice President, Loomis Sayles
                                                    Funds I; President and Chief
                                                    Executive Officer, AEW Real
                                                    Estate Income Fund, IXIS
                                                    Advisor Cash Management
                                                    Trust, IXIS Advisor Funds
                                                    Trust I, IXIS Advisor Funds
                                                    Trust II, IXIS Advisor Funds
                                                    Trust III and IXIS Advisor
                                                    Funds Trust IV


--------
* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72, but the retirement policy was suspended for the calendar year 2005. At a meeting held on August 26, 2005, the trustees voted to lift the suspension of the retirement policy and to designate 2006 as a transition period so that any trustees who are currently age 72 or older or who reach age 72 during the remainder of 2005 or in 2006 will not be required to retire until the end of calendar year 2006. The position of Chairperson of the Board is appointed for a two-year term.
** Each person listed above, except as noted, holds the same position(s) with the Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. ("IXIS Advisors") or Loomis Sayles are omitted if not materially different from a trustee's or officer's current position with such entity.
*** The trustees of the Trust serve as trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.
/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
       President, Chairman, Director and Chief Executive Officer of Loomis
       Sayles.
/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
       Director and Executive Vice President of IXIS Asset Management Distribution Corporation ("IXIS Distribution Corporation"); and President and Chief Executive Officer of IXIS Advisors and the Distributor.

Officers of the Trust

                                        Term of
                                      Office* and
Name and Date of     Position(s) Held  Length of                         Principal Occupation(s)
Birth                 With the Trust  Time Served                         During Past 5 Years**
----------------     ---------------- ----------- ---------------------------------------------------------------------
Coleen Downs Dinneen   Secretary,        Since    Senior Vice President, General Counsel, Secretary and Clerk
(12/16/60)              Clerk and      September  (formerly, Deputy General Counsel, Assistant Secretary and Assistant
                       Chief Legal       2004     Clerk), IXIS Asset Management Distribution Corporation, IXIS Asset
                         Officer                  Management Distributors, L.P., and IXIS Asset Management Advisors,
                                                  L.P.

Michael Kardok         Treasurer,        Since    Senior Vice President, IXIS Asset Management Advisors, L.P. and IXIS
(7/17/59)               Principal       October   Asset Management Distributors, L.P.; formerly, Senior Director, PFPC
                        Financial        2004     Inc; formerly, Vice President - Division Manager, First Data Investor
                           and                    Services, Inc.
                       Accounting
                         Officer

Max J. Mahoney            Anti-          Since    Senior Vice President, Deputy General Counsel, Assistant Secretary
(5/01/62)                 Money         August    and Assistant Clerk, IXIS Asset Management Distribution Corporation,
                       Laundering        2005     IXIS Asset Management Distributors, L.P. and IXIS Asset Management
                       Officer and                Advisors, L.P.; Chief Compliance Officer, IXIS Asset Management
                        Assistant                 Advisors, L.P. ; formerly, Senior Counsel, MetLife, Inc.; formerly,
                        Secretary                 Associate Counsel, LPL Financial Services, Inc.

John E. Pelletier         Chief          Since    Executive Vice President and Chief Operating Officer (formerly,
(6/24/64)               Operating      September  Senior Vice President, General Counsel, Secretary and Clerk), IXIS
                         Officer         2004     Asset Management Distributors, L.P. and IXIS Asset Management
                                                  Advisors, L.P.; Executive Vice President and Chief Operating Officer
                                                  (formerly, Senior Vice President, General Counsel, Secretary and
                                                  Clerk), IXIS Asset Management Distribution Corporation; Executive
                                                  Vice President Chief Operating Officer and Director (formerly,
                                                  President, Chief Operating Officer and Director), IXIS Asset
                                                  Management Services Company.

Kristin Vigneaux          Chief          Since    Chief Compliance Officer for Mutual Funds, IXIS Asset Management
(9/25/69)              Compliance       August    Distributors, L.P. and IXIS Asset Management Advisors, L.P.;
                         Officer         2004     formerly, Vice President, IXIS Asset Management Services Company.

--------
* Each officer of the Trusts serves for an indefinite term in accordance with their current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
** Each person listed above, except as noted, holds the same position(s) with the IXIS Advisor Funds and Loomis Sayles Funds Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Advisors or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.

Standing Board Committees

   The trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended December 31, 2005, this Committee held __ meetings.

   The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, IXIS Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include
(i) the nominee's knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee's educational background; (iv) the nominee's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the nominee's perceived ability to contribute to the ongoing functions of the Board, including the nominee's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee's ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six
(6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

   The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust's audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended December 31, 2005, this Committee held __ meetings.

   The current membership of each committee is as follows:

    Audit Committee                Contract Review and Governance Committee
    ---------------                ----------------------------------------
    Daniel M. Cain - Chairman      Kenneth J. Cowan - Chairman
    John A. Shane                  Graham T. Allison, Jr.
    Cynthia L. Walker              Charles D. Baker
                                   Edward A. Benjamin
                                   Paul G. Chenault
                                   Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Fund Securities Owned by the Trustees

   As of December 31, 2005, the trustees had the following ownership in the
Funds:

Independent Trustees

Dollar Range of
Equity
Securities in the   Graham T.    Charles  Edward A.   Daniel    Paul G.    Kenneth   Richard    Sandra   John A.  Cynthia
Fund*             Allison, Jr.** D. Baker Benjamin** M. Cain** Chenault** J. Cowan** Darman** O. Moose** Shane** L. Walker
----------------- -------------- -------- ---------- --------- ---------- ---------- -------- ---------- ------- ---------
 Equity
 Diversified
 Portfolio

 Moderate
 Diversified
 Portfolio

 Aggregate
 Dollar Range
 of Equity
 Securities in
 All Registered
 Investment
 Companies
 Overseen by
 Trustee in the
 Family of
 Investment
 Companies

--------
*  A. None
   B. $1 - 10,000
   C. $10,001 - $50,000
   D. $50,001 - $100,000
   E. over $100,000
** Amounts include notional investments held through the deferred compensation plan.

Interested Trustees

Dollar Range of Equity
Securities in the Fund*

  Equity Diversified Portfolio               Robert J. Blanding John T. Hailer
  ----------------------------               ------------------ --------------
  Moderate Diversified Portfolio

  Aggregate Dollar Range of Equity
  Securities in All Registered Investment
  Companies Overseen by Trustee in the
  Family of Investment Companies

--------
* A. None
  B. $1 - 10,000
  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. over $100,000

Trustee Fees

   The Trust pays no compensation to its officers or to their trustees who are Interested Trustees.

   The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund, a closed-end fund advised by AEW Management and Advisors, L.P., an affiliate of IXIS Advisors and Loomis Sayles, each Independent Trustee (other than the Chairperson) receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the

Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assume four Committee meetings per year. Each Trustee of the AEW Real Estate Income Fund is compensated $200 per Committee meeting that he or she attends in excess of four per year.

   For the period October 1, 2005 to November 18, 2005, the compensation structure for the Chairperson of the Board and attendance fees for the committee meetings were different. Each co-chairman of the Board received a retainer fee at the annual rate of $25,000 in addition to the compensation structure detailed in the paragraph above. Each Committee member received $4,000 for each Committee meeting that he or she attended in person and $2,000 for each Committee meeting that he or she attended telephonically.

   Prior to October 1, 2005, each Independent Trustee received, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attended. The co-chairmen of the Board each received an additional retainer fee of $25,000. Each committee chairman received an additional retainer fee at the annual rate of $7,000. Each Trustee was compensated $3,750 for each Committee meeting that he or she attended. The fees paid for the oversight of the AEW Real Estate Income Fund were the same as the current fees.

   During the fiscal year ended December 31, 2005 for IXIS Advisor Funds Trust III, the Trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving as trustees of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits and total compensation paid to Trustees by trusts in the IXIS Advisor and Loomis Sayles Funds Trusts:

                                         Pension or
                                         Retirement
                             Aggregate    Benefits  Estimated     Total
                           Compensation  Accrued as   Annual   Compensation
                             from IXIS    Part of    Benefits    from the
                           Advisor Funds    Fund       Upon        Fund
                            Trust III*    Expenses  Retirement  Complex+*
                           ------------- ---------- ---------- ------------
    INDEPENDENT TRUSTEES
    Graham T. Allison, Jr.                   $0         $0
    Charles D. Baker**....                   $0         $0
    Edward A. Benjamin....                   $0         $0
    Daniel M. Cain........                   $0         $0
    Kenneth J. Cowan......                   $0         $0
    Paul G. Chenault......                   $0         $0
    Richard Darman........                   $0         $0
    Sandra O. Moose.......                   $0         $0
    John A. Shane.........                   $0         $0
    Cynthia L. Walker**...                   $0         $0

    INTERESTED TRUSTEES
    John T. Hailer........      $0           $0         $0          $0
    Robert J. Blanding....      $0           $0         $0          $0

--------
* Amounts include payments deferred by trustees for the fiscal year ended December 31, 2005, with respect to the Trusts. The total amount of deferred compensation accrued for IXIS Advisor Funds Trust III as of December 31, 2005 for the Trustees is as follows: Allison ($______), Benjamin ($______), Cain ($______), Cowan ($______) and Darman ($______).

** Mr. Baker and Ms. Walker were elected as trustees on June 2, 2005.
+ Total Compensation represents amounts paid during 2005 to a trustee for serving on the board of trustees of eight (8) trusts with a total of forty (__) funds as of December 31, 2005.

   The IXIS Advisor and Loomis Sayles Funds Trusts do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees.

   As of [__________, 2006], the officers and trustees of the Trusts collectively owned less than 1% of the then outstanding shares of each Fund and each Trust.

Code of Ethics

   The Funds, their advisers and subadvisers, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies

   The Board of Trustees of the Funds has adopted the Proxy Voting Policy and Guidelines (the "Guidelines") for the voting of proxies for securities held by any Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to a Funds' investment adviser or subadviser(s). Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. An adviser or subadviser shall exercise its fiduciary responsibilities to vote proxies with respect to a Fund's investments that are managed by that adviser or subadviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser or subadviser. Proposals that, in the opinion of the adviser or subadviser, are in the best interests of shareholders are generally voted "for" and proposals that, in the judgment of the adviser or subadviser, are not in the best interests of shareholders are generally voted "against". The adviser or subadviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. The adviser or subadviser shall make available to the Fund and the Fund's administrator the records and information maintained by the adviser or subadviser under the Guidelines.

   Information regarding how the Funds voted proxies related to their respective portfolio securities during the 12-month period ended June 30, 2005 is available without charge (i) through the Funds' websites, www.ixisadvisorfunds.com and www.loomissayles.com and (ii) on the SEC's website at www.sec.gov.

IXIS Advisors. Generally, proxy voting responsibilities and authority are delegated to a Fund's subadviser. In situations where IXIS Advisors retains proxy voting authority, it follows the following guidelines. IXIS Advisors has a fiduciary responsibility to exercise voting authority over securities held in client portfolios. Decisions regarding the voting of proxies shall be made solely in the interest of each client account advised by IXIS Advisors with the exclusive purpose being to provide benefits to clients by considering those factors that affect the value of their securities.

   IXIS Advisors utilizes the services of a third party proxy service provider ("Proxy Service Provider"), a proxy-voting agent. The Proxy Service Provider may maintain records, provide reports, develop models and research, and vote proxies in accordance with instructions and guidelines provided by IXIS Advisors. These instructions and guidelines shall be consistent with the Proxy Voting Policy of IXIS Advisors, which generally votes "for" proposals that, in the judgment of IXIS Advisors, would serve to enhance shareholder value, and generally votes "against" proposals that, in the judgment of IXIS Advisors, would impair shareholder value.

   These instructions and guidelines direct the proxy-voting agent, on behalf of IXIS Advisors and those clients for which IXIS Advisors has retained investment discretion, to vote for or against specific types of routine proposals, while generally reserving other non-routine proposals for IXIS Advisors to decide on a case-by-case basis.

   With respect to proposals to be decided by IXIS Advisors on a case-by-case basis, the Chairman of the Separate Account Investment Committee (the "Committee") has the responsibility to determine how the proxies should be voted and for directing the proxy-voting agent to vote accordingly. In all cases the Chairman will endeavor to vote each proxy in the interests of client accounts. The Committee shall review proxy-voting policies on an annual basis.

Hansberger. Hansberger utilizes the services of a third party proxy service provider ("Proxy Service Provider") to assist in voting proxies. The Proxy Service Provider is a premier proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. The Proxy Service Provider's primary function with respect to Hansberger is to apprise Hansberger of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Hansberger may consider the Proxy Service Provider's and others' recommendations on proxy issues, Hansberger bears ultimate responsibility for proxy voting decisions.

   Hansberger takes reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts. The financial interest of the clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in Hansberger's view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, Hansberger generally votes in accordance with the recommendations of Proxy Service Provider on these issues, although, on occasion Hansberger abstains from voting on these issues. When making proxy-voting decisions, Hansberger generally adheres to its Proxy Voting Guidelines (the "Guidelines"), as revised from time to time. The Guidelines, which have been developed with reference to the positions of the Proxy Service Provider, set forth Hansberger's positions on recurring issues and criteria for addressing non-recurring issues and incorporates many of the Proxy Service Provider's standard operating policies.

   From time to time, proxy voting proposals may raise conflicts between the interests of Hansberger's clients and the interests of Hansberger and its employees. Hansberger takes certain steps designed to ensure a decision to vote the proxies that was based on the clients' best interest and was not the product of the conflict. Hansberger's Proxy Voting Committee is primarily responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Any portfolio manager or research analyst with knowledge of a personal conflict of interest relating to a particular matter is required to disclose that conflict to the Chief Compliance Officer and may be required to recuse him or herself from the proxy voting process. Issues raising possible conflicts of interest are referred to the Proxy Voting Committee for resolution. Application of the Guidelines or voting in accordance with the Proxy Service Provider's vote recommendation should, in most cases, adequately address any possible conflicts of interest.

Harris Associates. Harris Associates' Proxy Committee has established a number of proxy voting guidelines on various issues of concern to investors. Harris Associates will normally vote proxies in accordance with these guidelines unless the Proxy Committee determines that it is in the best economic interests of shareholders to vote contrary to the guidelines. Harris Associates voting guidelines generally address issues related to boards of directors, auditors, equity based compensation plans, and shareholder rights.

   The Proxy Committee, in consultation with Harris Associates' legal and compliance departments, will monitor and resolve any potential conflicts of interest with respect to proxy voting. A conflict of interest might exist, for example, when an issuer who is soliciting proxy votes also has a client relationship with Harris Associates, when a client of Harris Associates is involved in a proxy contest (such as a corporate director), or when an employee of Harris Associates has a personal interest in a proxy matter. When a conflict of interest arises, in order to insure that proxies are voted solely in the best interests of our clients as shareholders, Harris Associates will vote in accordance with either our written guidelines or the recommendation of an independent third-party voting service. If Harris Associates believes that voting in accordance with the guidelines or the recommendation of the proxy voting service would not be in the collective best interests of shareholders, our Proxy Voting Conflicts Committee will determine how shares should be voted.

Loomis Sayles. Loomis Sayles uses the services of third parties ("Proxy Voting Service(s)"), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles' proxy voting procedures ("Procedures") and provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service's own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles' Proxy Committee (the "Proxy Committee") determines that the client's best interests are served by voting otherwise.

   All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles' policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security. Loomis Sayles' Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles' clients.

   The specific responsibilities of the Proxy Committee, include,
(1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

   Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients' best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services' recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services' recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Dreman. Dreman may retain the services of third parties to assist in the coordinating and voting of proxies. Dreman votes proxies in the best interests of each client, which may result in different voting results for proxies for the same issuer. Dreman believes that voting proxies in accordance with the following guidelines is in the best interest of its clients. Generally, Dreman will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock. Generally, Dreman will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting. For other proposals, Dreman will determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others: 1) whether the proposal was recommended by management and Dreman's opinion of management; 2) whether the proposal acts to entrench existing management; and 3) whether the proposal fairly compensates management for past and future performance. Dreman's Compliance Officer will identify any conflicts of interest that exist between Dreman and its clients. If material conflicts exist, Dreman will determine whether voting in accordance with the guidelines describe above is in the best interests of the client. Dreman will also determine if it is appropriate to disclose the conflict to the client and provide the client with the opportunity to vote the proxy itself.

                    INVESTMENT ADVISORY AND OTHER SERVICES

Information About the Organization and Ownership of the Advisers and Subadvisers of the Funds

   IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), formed in 1995, is a limited partnership whose sole general partner, IXIS Asset Management Distribution Corporation ("IXIS Distribution Corporation"), is a wholly-owned subsidiary of IXIS Asset Management Holdings, LLC ("IXIS Holdings"), which in turn is a wholly-owned subsidiary of IXIS Asset Management US Group, L.P. (formerly, IXIS Asset Management North America, L.P.) ("IXIS Asset Management US Group"). IXIS Distribution Corporation is also the sole general partner of the Distributor. IXIS Asset Management U.S. Group owns the entire limited partnership interest in each of IXIS Advisors and the Distributor.

   IXIS Asset Management US Group is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. The registered address of CNP Assurances is 4, place Raoul Dautry, 75015 Paris, France. The registered address Caisse Nationale des Caisses d'Epargne is 5, rue Masseran, 75007 Paris, France. The registered office of CDC is 56, rue de Lille, 75007 Paris, France.

   The __ principal subsidiary or affiliated asset management firms of IXIS Asset Management US Group collectively had approximately $______ billion in assets under management or administration as of December 31, 2005.

   Dreman Value Management, L.L.C. ("Dreman"), a registered investment adviser, located at 520 East Cooper Avenue, Aspen, Colorado 81611, serves as the subadviser to the Dreman Mid Cap Value Discipline of each Portfolio. Dreman was founded in 1997, with predecessor firms dating back to 1977, and is controlled by David Dreman. As of December 31, 2005, Dreman managed over $14.5 billion in assets, which were primarily composed of institutional accounts and investment companies.

   Hansberger Global Investors, Inc. ("Hansberger") was formed in 1994 and is a wholly-owned subsidiary of Hansberger Group, Inc., which is controlled by Mr. Thomas L. Hansberger. IXIS Asset Management US Group also holds an equity interest in Hansberger Group, Inc. Hansberger specializes in global investing, managing separate portfolios and providing advisory and subadvisory services to mutual funds.

   Harris Associates L.P. ("Harris Associates") was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1976. Harris Associates is a limited partnership whose sole general partner is Harris Associates Inc., a wholly-owned subsidiary of IXIS Holdings. IXIS Asset Management US Group owns the entire limited partnership interest in Harris Associates. Harris Associates also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages two private partnerships.

   Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of IXIS Holdings, which in turn is a wholly-owned subsidiary of IXIS Asset Management US Group. IXIS Asset Management US Group owns the entire limited partnership interest in Loomis Sayles.

Advisory and Subadvisory Agreements

   Each Fund's advisory agreement with IXIS Advisors, provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund's assets in accordance with its investment objectives and policies.

   Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent registered public accountants and legal counsel for the Fund and the Trusts' Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies.

   Each Fund's advisory agreement and, where applicable, each Fund's subadvisory agreement(s), provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. IXIS Advisor Funds Trust III has received an exemptive order from the SEC that permits IXIS Advisors to amend existing subadvisory agreements, where applicable, when approved by the relevant Fund's Board of Trustees, without shareholder approval. The exemption also permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with IXIS Advisors without obtaining shareholder approval, if approved by the relevant Trust's Board of Trustees. Before any IXIS Advisor Fund can begin to rely on the exemptions described above, a majority of the shareholders of the Fund must approve the ability of the Fund to rely on the exemptive order. Certain IXIS Advisor Funds have already received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes.

   Each advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940
Act). Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement.

   Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   With respect to all Funds, IXIS Advisors oversees the portfolio management services provided to the Funds by each of the subadvisers and provides certain administrative services. Subject to the review of the Board of Trustees, IXIS Advisors monitors each subadviser to assure that the subadviser is managing a Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, IXIS Advisors also provides subadvised Funds with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. In addition, IXIS Advisors does not determine what investments will be purchased or sold for any Fund. Because each subadviser manages its portfolio independently from the others, the same security may be held in two or more different Funds (or disciplines of Moderate Diversified Portfolio or Equity Diversified Portfolio) or may be acquired for one Fund (or disciplines of Moderate Diversified Portfolio or Equity Diversified Portfolio) at a time when the subadviser of another Fund (or discipline) deems it appropriate to dispose of the security from that other Fund (or discipline). Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the broader securities is appropriate. Because each subadviser directs the trading for its discipline(s) of Moderate Diversified Portfolio or Equity Diversified Portfolio, and does not aggregate its transactions with those of the other subadvisers, the Fund or Portfolio may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire Fund.

   IXIS Advisors may terminate any subadvisory agreement without shareholder approval. In such case, IXIS Advisors will either enter into an agreement with another subadviser to manage the Fund (or discipline of the Moderate Diversified Portfolio or Equity Diversified Portfolio) or allocate the segment's or discipline's assets among the other segments or disciplines of the Fund.

Distribution Agreements and Rule 12b-1 Plans

   Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (the "Distribution Agreements"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

   The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the applicable Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of each Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.

   Each Fund has adopted Rule 12b-1 plans (the "Plans") for its Classes A and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the relevant Trust.

   Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Classes A and C shares. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A shares.

   The service fee on Class A shares may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

   Each Fund's Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of the respective Fund's Class C shares. The Distributor retains the 0.75% distribution fee assessed against Class C shares during the first year of investment. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As stated in the prospectus, investors will not be permitted to purchase $1,000,000 or more of Class C shares as a single investment per account.

   Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such Trustees.

   Fees paid by Class A or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other series of the IXIS Advisor Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the relevant Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

   The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds' shares. The Distributor may, at its expense, pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor.

   The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Independent Trustees.

   The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

   With the exception of the Distributor, its direct and indirect parent companies and those Trustees that are not Independent Trustees, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention and
(3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the plans were not in place.

   The Distributor controls the words "IXIS Advisor" in the names of the Trusts and the Funds and if it should cease to be the principal distributor of such Funds' shares, the Trusts or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for IXIS Advisor Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II (except Class J shares of the Loomis Sayles Investment Grade Bond Fund). The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.

   The portion of the various fees and expenses for Classes A and C shares that are paid (reallowed) to securities dealers are shown below.

                                          Maximum              Maximum
                                     Sales Charge Paid     Reallowance or      Maximum First Year       Maximum First
                                      by Investors (%        Commission            Service Fee        Year Compensation
Investment                           of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                           ------------------ --------------------- --------------------- ---------------------
Less than $50,000*..................        5.75%               5.00%                 0.25%                 5.25%
$50,000 - $99,999...................        4.50%               4.00%                 0.25%                 4.25%
$100,000 - $249,999.................        3.50%               3.00%                 0.25%                 3.25%
$250,000 - $499,999.................        2.50%               2.15%                 0.25%                 2.40%
$500,000 - $999,999.................        2.00%               1.70%                 0.25%                 1.95%
Investments of $1 million or more
First $3 million....................        none                1.00%(1)              0.25%                 1.25%
Excess over $3 million..............        none                0.50%(1)              0.25%                 0.75%
Investments with no Sales Charge (2)        None                0.00%                 0.25%                 0.25%

--------
(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Classes A and C shares of the Diversified Portfolios under the section "How Sales Charges Are Calculated."

   The Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class C shares of the Diversified Portfolios that are paid to securities dealers are shown below:

                            Maximum
                       Front -End Sales           Maximum
                        Charge Paid by        Reallowance or      Maximum First Year       Maximum First
                           Investors            Commission            Service Fee        Year Compensation
Investment           (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------           --------------------- --------------------- --------------------- ---------------------
All amounts for
  Class C...........         none                  1.00%                 0.00%                 1.00%

--------
(1) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A and C shares of the Diversified Portfolios under the section "How Sales Charges Are Calculated."

   Each transaction receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the contingent deferred sales charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. For Funds subject to a redemption fee, such fees are paid to the Fund.

   For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other IXIS Advisor Fund or if the account is registered in street name.

   The Distributor, IXIS Advisors and their affiliates may out of their own resources make additional payments to dealers who sell shares of the Funds. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A and C shares, (iii) payments based upon factors such as the length of time the assets of a dealer's clients have been invested in the Funds and the levels of those clients' assets and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc ("NASD"). The participation of such firms in financial assistance programs is at the discretion of the firm. These payments described in this paragraph may be significant to the dealers receiving the payments and the entities paying them.

   Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by its individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Funds' Prospectuses and SAI. Customers will be provided with specific information about any processing or service fees charged by their dealer.

   The commissions and sales charges for the last three fiscal years were allocated as follows:

IXIS ADVISOR FUNDS TRUST III

                                                     12/31/03 12/31/04 12/31/05
                                                     -------- -------- --------
Total commissions on sales of Class A shares........ $332,864 $593,668
   Amount reallowed to other securities dealers..... $290,670 $517,614
   Amount retained by Distributor................... $ 42,194 $ 76,054

Total CDSCs on redemptions of Classes A, B and C
  shares............................................ $395,620 $314,498
   Amount paid to SG Constellation LLC.............. $358,266 $288,569
   Amount retained by Distributor*.................. $ 37,354 $ 25,969
--------
* See "Other Arrangements" for information about amounts received by the Distributor from IXIS Advisor Funds Trust III's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to IXIS Advisor Funds Trust III.

Administrative Services

   IXIS Asset Management Advisors, L.P. ("IXIS Advisors") performs certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the "Administrative Agreement"). Under the Administrative Agreement, IXIS Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) the various registrations and filings required by various regulatory authorities. Prior to January 1, 2005, IXIS Asset Management Services Company performed these same services for the Funds, pursuant to a separate administrative services agreements with the Trust.

   For these services, IXIS Advisors received the following fees from the Funds for the fiscal years ended December 31, 2003, 2004 and 2005:

                                                Fiscal Year Ended December 31,
                                                ------------------------------
               Fund                             2003         2004     2005
               ----                             ----         ----     ----
               Equity Diversified Portfolio*...  --            --
               Moderate Diversified Portfolio**  --       $52,862
--------
* Equity Diversified Portfolio commenced operations on January 31, 2005. The information provided for the fiscal year-end December 31, 2005 reflects fees paid by Equity Diversified Portfolio to IXIS Advisors from January 31, 2005 through December 31, 2005.
** Moderate Diversified Portfolio commenced operations on July 15, 2004. The information provided for the fiscal year-end December 31, 2004 reflects fees paid by Moderate Diversified Portfolio to IXIS Services from July 15, 2004 through December 31, 2004.

Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trusts. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Transfer Agency Services. Pursuant to contract between the Trust, on behalf of each Fund, and Boston Financial Data Services, Inc. ("Boston Financial"), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, Boston Financial acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares.

   Prior to October 1, 2005, IXIS Asset Management Services Company served as the transfer agent for the Funds and it, along with Boston Financial as sub-transfer agent, provided the same services that Boston Financial now provides. For these services, IXIS Asset Management Services Company received the following fees from the Funds:

                                  December 31, December 31, January 1, 2005 to
 Fund                                 2003         2004     September 30, 2005
 ----                             ------------ ------------ ------------------
 Equity Diversified Portfolio....      --             --
 Moderate Diversified Portfolio**      --        $31,040
--------
* Equity Diversified Portfolio commenced operations on January 31, 2005. The information provided for the fiscal period ended December 31, 2005 reflects fees paid by Equity Diversified Portfolio to IXIS Services from January 31, 2005 through December 31, 2005.
** Moderate Diversified Portfolio commenced operations on July 15, 2004. The information provided for the fiscal period ended December 31, 2004 reflects fees paid by Moderate Diversified Portfolio to IXIS Services from July 15, 2004 through December 31, 2004.

For these services, Boston Financial received the following fees from the Funds:

                                              October 1, 2005 to
               Fund                           December 31, 2005
               ----                           ------------------
               Equity Diversified Portfolio
               Moderate Diversified Portfolio

Independent Registered Public Accounting Firm. The Trusts' independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. The independent registered public accounting firm conducts an annual audit of each Fund's financial statements, assists in the review of federal and state income tax returns and consults with the Trusts as to matters of accounting and federal and state income taxation.

Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

                       PORTFOLIO MANAGEMENT INFORMATION

Portfolio Managers' Management of Other Accounts

As of December 31, 2005, many of the Portfolio Manager(s) of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each Portfolio Manager.

                                       Registered Investment         Other Pooled Investment
                                             Companies                      Vehicles                    Other Accounts
                                     ------------------------------ ------------------------------ ------------------------------
                                                    Advisory fee is                Advisory fee is                Advisory fee is
                                     Other Accounts   based on      Other Accounts   based on      Other Accounts   based on
                                       Managed      performance       Managed      performance       Managed      performance
                                     -------------- --------------- -------------- --------------- -------------- ---------------
                                     # of   Total   # of    Total   # of   Total   # of    Total   # of   Total   # of    Total
Name of Portfolio Manager (Firm)     Accts  Assets  Accts   Assets  Accts  Assets  Accts   Assets  Accts  Assets  Accts   Assets
--------------------------------     -----  ------  -----   ------  -----  ------  -----   ------  -----  ------  -----   ------
Floyd J. Bellman (Harris Associates)
Robert M. Levy (Harris Associates)..
Edward S. Loeb (Harris Associates)..
Michael J. Mangan (Harris
  Associates).......................
Diane Mustain (Harris Associates)...
Kevin Grant (Harris Associates).....
Phillip C. Fine (Loomis Sayles).....
Joseph R. Gatz (Loomis Sayles)......
Daniel G. Thelen (Loomis Sayles)....
Warren Koontz (Loomis Sayles).......
James L. Carroll (Loomis Sayles)....
John Hyll (Loomis Sayles)...........
Clifton V. Rowe (Loomis Sayles).....
Kay Vang (Loomis Sayles)............
Kurt Wagner (Loomis Sayles).........
Mark B. Baribeau (Loomis Sayles)....
Pamela N. Czekanski (Loomis Sayles).
Richard D. Skaggs (Loomis Sayles)...
Thomas R. H. Tibbles (Hansberger)...
Barry A. Lockhart (Hansberger)......
Patrick H. Tan (Hansberger).........
Robert Mazuelos (Hansberger)........
Lauretta Reeves (Hansberger)........
Ronald Holt (Hansberger)............
David Dreman (Dreman)...............
Nelson Woodard (Dreman).............
Lenny Shimunov (Dreman).............

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Each of the advisers and subadvisers has adopted policies and procedures to mitigate the effects of these conflicts. For more information on how each of the advisers and subadvisers allocates investment opportunities between the Funds and their other clients, see the section "Allocation of Investment Opportunity Among Funds and Other Investors Managed by Advisers and Subadvisers" in this SAI. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, and through the use of "soft dollar arrangements", which are discussed in the section "Portfolio Transactions and Brokerage".

Portfolio Managers' Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of December 31, 2005:

Hansberger. A portfolio manager's compensation generally consists of base salary, bonus and Hansberger's Stock Option program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Hansberger employees.

In the case of portfolio managers responsible for managing multiple Hansberger funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts.

A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by Hansberger's Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties or when a market adjustment of the position occurs.

A portfolio manager's bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, performance of the fund and other funds managed relative to expectations for how those funds should have performed, given their objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the fund's portfolio. Additional factors include the portfolio manager's contributions to the investment management functions within Hansberger, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above.

Harris Associates. Harris Associates' compensation of investment professionals, including the portfolio managers of the Funds, is based upon an assessment of each individual's long-term contribution to the investment success of the firm. Compensation for each of the portfolio managers of the Funds is structured as follows:

Portfolio Managers who are Partners of the Firm

     (1) Base salary. The base salary is a fixed amount, and all partners of Harris Associates receive the same base salary.

     (2) Participation in a discretionary bonus pool. A discretionary bonus pool for each of the domestic and international investment groups is divided among the partners of each group and is paid out annually. The size of the pool is based on the overall profitability of that group.

     (3) Participation in a deferred compensation plan. The deferred compensation plan consists of revenue participation units that are awarded to partners and vest and pay out over a period of several years.

Portfolio Managers who are not Partners of the Firm

     (1) Base salary. The base salary is a fixed amount.

     (2) Annual discretionary bonus.

The determination of the amount of each individual's participation in the discretionary bonus pool and the deferred compensation plan, or annual discretionary bonus for non-partners, is based on a variety of qualitative and quantitative factors. The factor given the most significant weight is the subjective assessment of the individual's contribution to the overall investment results of Harris Associates' domestic or international investment group, whether as a portfolio manager, a research analyst or both.

Factors considered in evaluating the contribution of portfolio managers, including each of the Funds' portfolio managers, include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the manager's assets under management. The managers' compensation is not based solely on an evaluation of the performance of a Fund or the assets in the Fund. Rather, Harris Associates considers the performance of all accounts managed by the individual, measuring that performance on both a current year and longer-term basis and on a pre-tax and after-tax basis to the extent such information is available, and the total assets managed by the individual. Performance is measured by strategy rather than by individual account or individual Fund, and is compared to one or more of the following benchmarks: S&P 500, Russell Mid-Cap Value, Russell 1000 Value, Lipper Balanced, 60/40 S&P/Lehman (60% S&P 500/40% Lehman Bond Index), and the Harris Associates Approved List of Stocks, depending on whether the manager manages accounts in the particular strategy to which these benchmarks would be applicable. Performance is measured over the one and three-year periods.

In addition, if a portfolio manager also serves as a research analyst, then his or her compensation is also based on his or her contributions made to Harris Associates in that role. The specific qualitative and quantitative factors considered in evaluating an analyst's contributions include new investment ideas, the performance of investment ideas during the current year as well as over longer-term periods, and an assessment of the quality of analytical work.

In addition to the above factors, an individual's other contributions to the firm, such as a role in investment thought leadership and management of the firm, are taken into account in the compensation process.

Loomis Sayles. Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. It is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager's business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department's Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

Equity Managers. While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of the firm's institutional composite (pre-tax and net of fees) in the manager's style to the performance of a peer group of institutional managers in that style. A manager's performance relative to the peer group for the 1, 3 and 5 year periods is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The benchmark use for the investment style utilized for each equity Fund is noted in the table below:

FUND                               MANAGER BENCHMARK
----                           -------------------------
Equity Diversified Portfolio   Russell 1000 Growth Index
Moderate Diversified Portfolio Lehman Aggregate Index
                               Russell 1000 Growth Index

Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

General. Mutual funds are not included in the firm's composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented a long-term incentive plan to attract and retain investment talent. The plan supplements existing compensation. This plan has several important components distinguishing it from traditional equity ownership plans:

  . the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

  . upon retirement a participant will receive a multi-year payout for his or her vested units;

  . participation is contingent upon signing an award agreement, which includes a non-compete covenant.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Dreman. Dreman has implemented a competitive compensation plan which seeks to attract and retain exceptional investment professionals. The compensation plan is comprised of both a fixed component and a variable component. The variable component is determined by assessing the investment professional's performance measured utilizing both quantitative and qualitative factors.

Dreman's investment professionals are each paid a fixed base salary that is determined based on their job function and responsibilities. The base salary is deemed to be competitive with the marketplace and, specifically, with salaries in the financial services industry by utilizing various salary surveys compiled for the financial services industry specifically investment advisory firms. The variable component of Dreman's compensation plan, which takes the form of a cash bonus combined with either stock appreciation rights grants or outright stock grants, is discretionary and is designed to reward and retain investment professionals, including portfolio managers and research analysts, for their contributions to a portfolio's performance relative to its benchmark.

Investment professionals may receive equity in the form of units or fractional units of membership interest in Dreman or they may receive stock appreciation rights which enable them to participate in the growth of the firm. Dreman's membership units are valued based on a multiple of net profits, so grants of stock appreciation rights which vest over a specified term will result in additional compensation as net profits increase. Investment professionals also participate in the Dreman's profit sharing plan, a defined contribution plan that allows Dreman to contribute up to twenty-five percent of an employee's total compensation, subject to various regulatory limitations, to each employee's profit sharing account. Dreman's profit sharing plan is a non-discriminatory plan which benefits all employees of the firm including both portfolio managers and research analysts. Contributions to the Dreman's profit sharing plan vest over a specified term. Finally, all employees of Dreman including investment professionals receive additional fringe benefits in the form of subsidized medical and dental and group-term and life insurance coverage.

The basis for determining the variable component of an investment professional's total compensation is determined through a subjective process which evaluates an investment professional's performance against several quantitative and qualitative factors including the following:

   Quantitative factors:

     . Relative ranking of an investment portfolio's performance against its peers in the one, three and five year pre-tax investment performance categories. The performance of the investment portfolio is evaluated against peers in its fund category and performance is ranked from one to four on a declining scale depending on the quartile in which the portfolio manager's absolute performance falls. The portfolio manager is rewarded on a graduated scale for outperforming relative to his peers.

     . Relative performance of an investment portfolio against the pre-determined indices for the product strategy against which a portfolio's performance is measured. The portfolio manager is rewarded on a graduated scale for outperforming relative to the portfolio's benchmark index.

     . Performance of an investment portfolio measured through attribution analysis models which analyze the portfolio manager's contribution from both an asset allocation or sector allocation perspective and security selection perspective. This factor evaluates how the investment professional performs in linking performance with the client's investment objective including investment parameters and risk and return objectives. This factor may include some qualitative characteristics.

   Qualitative factors:

     . Ability to work well with other members of the investment professional team and mentor junior members.

     . Contributions to the organizational overall success with new product strategies.

     . Other factors such as contributing to the team in a leadership role and by being responsive to requests for assistance.

Dreman's investment professionals are compensated in the same manner for all client accounts irrespective of the type of account.

Portfolio Managers' Ownership of Fund Shares

The following table sets forth the dollar range* of equity securities of the Funds beneficially owned by each Portfolio Manager as of December 31, 2004 (January 31, 2005 for AEW):

Name of Portfolio Manager           Fund(s) Managed           Dollar Range of Equity Securities Invested
------------------------- ----------------------------------- ------------------------------------------
Edward S. Loeb            IXIS Moderate Diversified Portfolio
                          IXIS Equity Diversified Portfolio

Michael J. Mangan         IXIS Equity Diversified Portfolio
                          IXIS Moderate Diversified Portfolio

Diane Mustain             IXIS Equity Diversified Portfolio
                          IXIS Moderate Diversified Portfolio

John Hyll                 IXIS Moderate Diversified Portfolio

Clifton V. Rowe           IXIS Moderate Diversified Portfolio

Kay Vang                  IXIS Moderate Diversified Portfolio

Kurt Wagner               IXIS Moderate Diversified Portfolio

Mark B. Baribeau          IXIS Equity Diversified Portfolio

Pamela N. Czekanski       IXIS Equity Diversified Portfolio

Richard D. Skaggs         IXIS Equity Diversified Portfolio

Robert Mazuelos           IXIS Equity Diversified Portfolio
                          IXIS Moderate Diversified Portfolio

Ronald Holt               IXIS Equity Diversified Portfolio
                          IXIS Moderate Diversified Portfolio

David Dreman              IXIS Equity Diversified Portfolio
                          IXIS Moderate Diversified Portfolio

Nelson Woodard            IXIS Equity Diversified Portfolio
                          IXIS Moderate Diversified Portfolio

Lenny Shimunov            IXIS Equity Diversified Portfolio
                          IXIS Moderate Diversified Portfolio

--------
* A. None
  B. $1 - 10,000
  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. $100,001 - $500,000
  F. $500,001 - $1,000,000
  G. over $1,000,000

There are various reasons why a Portfolio Manager may not own shares of the Fund he or she manages. One reason is that the Fund's investment objectives and strategies may not match those of the Portfolio Manager. Another explanation is that the Funds are multi-segmented and a Portfolio Manager may manage only one segment; the other segments are managed by different investment advisers using different investment styles. Administrative reasons (such as facilitating compliance with an adviser's or subadviser's code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the IXIS Advisor Funds.

Allocation of Investment Opportunity Among Funds and Other Investors Managed by Advisers and Subadvisers; Cross Relationships of Officers and Trustees

   Dreman Dreman places all orders for purchases and sales of securities for the Mid Cap Value Disciplines of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio (each a "Mid Cap Value Discipline" and, together, the "Mid Cap Value Disciplines"). At times, investment decisions may be made to purchase or sell the same investment securities of the Mid Cap Value Disciplines and for one or more of the other clients managed by Dreman. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options the Mid Cap Value Disciplines will be able to write on a particular security.

The above-mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to the Mid Cap Value Disciplines. On the other hand, the ability of a Mid Cap Value Discipline to participate in volume transactions may produce better executions for the Mid Cap Value Disciplines in some cases.

   Hansberger Hansberger places portfolio transactions for other advisory accounts, including other mutual funds managed by Hansberger. Research services furnished by firms through which its subadvised Funds effect their securities transactions may be used by Hansberger in servicing all of its accounts; not all of such services may be used by Hansberger in connection with its subadvised Funds. In the opinion of Hansberger, it is not possible to measure separately the benefits from research services to each of the accounts (including its subadvised Funds) managed by Hansberger. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of Hansberger, such costs to its subadvised Funds will not be disproportionate to the benefits received by it on a continuing basis. If purchase or sale of securities consistent with the investment policies of the subadvised Funds and one or more of these other clients served by Hansberger is considered at or about the same time, transactions in such securities will be allocated among its subadvised Funds and such other clients pursuant to guidelines deemed fair and reasonable by Hansberger. Generally, under those guidelines, its subadvised Funds and other participating clients will be allocated securities on a prorated basis.

   Harris Associates Certain officers and employees of Harris Associates have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris Associates) that may invest in securities in which its subadvised Funds may invest. Where Harris Associates determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris Associates to the participating accounts. In situations in which advisory accounts have competing interests in a limited investment opportunity, Harris Associates will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, the amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Harris Associates' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the subadvised Funds to participate in larger volume transactions in this manner will in some cases produce better executions for these Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to these Funds or the price at which a security may be sold.

   Loomis Sayles Loomis Sayles has organized its business into three investment groups: The Fixed Income Group, The Equity Group and The Investment Counseling Group. The Fixed Income Group and the Equity Group make investment decisions for the Funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles' investment platforms sometimes invest in securities in which the Funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these Funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each Fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

Description Of the Multi-Adviser Approach of Equity Diversified Portfolio and Moderate Diversified Portfolio

   As stated in their Prospectus, the Equity Diversified Portfolio and Moderate Diversified Portfolio are intended to offer investors access to diversified portfolios of complementary investment disciplines from specialized money managers ("subadvisers") through investment in a single mutual fund. The Equity Diversified Portfolio consists of a well-diversified asset allocation of equity securities. The Equity Diversified Portfolio's equity disciplines feature U.S. growth and value as well as international investments. The Moderate Diversified Portfolio combines both equity and fixed income disciplines. The Moderate Diversified Portfolio's equity disciplines feature U.S. growth and value as well as international investments. The Moderate Diversified Portfolio's fixed income discipline features U.S. investment grade fixed income securities. IXIS Advisors believes that by diversifying across asset classes and styles in a single portfolio, investors may experience more consistent, positive returns with less volatility than a fund managed in a single asset class or style. There is no assurance that a Portfolio will achieve positive results over any period of time.

   Subject to allocation policies adopted by the Board of Trustees, IXIS Advisors generally allocates capital invested in the Equity Diversified Portfolio among its four disciplines and in the Moderate Diversified Portfolio among its five disciplines according to the respective target allocations set forth in the principal investment strategies of the Prospectus. These allocations are subject to change. Each subadviser manages its discipline(s) of the Equity Diversified Portfolio's and Moderate Diversified Portfolio's assets in accordance with its distinct investment style and strategy.

   IXIS Advisors will monitor the relative sizes of the disciplines and will allocate cash flow towards or away from a particular investment discipline when any one investment discipline of a Portfolio is below a specified minimum allocation or above a specified maximum allocation. When a discipline's percentage of the Portfolio exceeds the maximum or minimum allocation set forth in its Prospectus, IXIS Advisors will reallocate capital away from or towards one or more disciplines in order to bring the segment back towards its target allocation. Subject to the approval by the Board of Trustees, IXIS Advisors may revise a Portfolio's target allocations from time to time. In addition, the Portfolios' target allocations will vary and may not always be met.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

All Funds. In placing orders for the purchase and sale of equity securities, each Equity Fund's adviser or subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

   Subject to the overriding objective of obtaining the best possible execution of orders, each Fund's adviser and subadviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, each Trust's Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Funds, Segments or Disciplines Sub-Advised by Harris Associates. In placing orders for the purchase and sale of portfolio securities for its subadvised Funds, Harris Associates always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers that make the market for such securities unless, in the judgment of Harris Associates, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers. Subject to the above standard, portfolio transactions for each Fund may be executed through Harris Associates Securities L.P., a registered broker-dealer and an affiliate of Harris Associates.

   Harris Associates selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris Associates will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such an evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

   Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker that Harris Associates believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Harris Associates' expenses. Such services may be used by Harris Associates in servicing other client accounts and in some cases may not be used with respect to the Funds. Harris Associates may not consider purchases of shares of its subadvised Funds by customers of broker-dealers as a factor in the selection of broker-dealers to execute Fund portfolio transactions.

   Harris Associates may cause its subadvisees to pay a broker-dealer that provides brokerage and research services to Harris Associates an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Harris Associates must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Harris Associates' overall responsibilities to the Funds and its other clients. Harris Associates' authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.

Funds, Segments or Disciplines Sub-Advised by Hansberger. Subject to policies established by the Board of Trustees, Hansberger is responsible for decisions to buy and sell securities for its subadvised Fund and for the placement of its Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of Hansberger to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to Hansberger or its subadvised Fund. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that better price and execution can be obtained using a non market maker. In determining the abilities of a broker or dealer to obtain best execution, Hansberger considers relevant factors including, but not limited to: the ability and willingness of the broker or dealer to facilitate its segment of the Fund's portfolio transactions by participating therein for its own account; speed, efficiency and confidentiality; familiarity with the market for a particular security; and the reputation and perceived soundness of the broker. The best price to its subadvised Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any.

   In selecting broker-dealers and in negotiating commissions, Hansberger considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of research and research services provided by the broker.

   Subject to best execution, Hansberger may cause its subadvised Fund to pay a broker greater commissions than another broker might charge for providing the same brokerage and research services. Hansberger believes it is important to its investment decision-making process to have access to independent research. Higher commissions will not be paid by its Fund unless Hansberger determines in good faith that such payment is reasonable in relation to the value of the brokerage or research services provided by such broker or dealer, viewed in terms of that particular transaction or Hansberger's overall responsibilities with respect to the accounts over which it exercises investment discretion.

   Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to Hansberger by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

   Where Hansberger itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations of costs between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of Hansberger's allocation of the costs of such benefits and services between those that primarily benefit Hansberger and those that primarily benefit its Fund and other advisory clients.

   Twice a year, Hansberger, through a committee of its securities analysts, will consider the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempt to allocate a portion of the brokerage business of its Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon Hansberger's evaluation of all applicable considerations, including but not limited to Hansberger's best execution undertaking.

   Hansberger may direct the purchase of securities on behalf of its Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When Hansberger believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

   Commissions paid in connection with certain non-U.S. stock transactions may be higher than negotiated commissions on U.S. stock transactions. Non-U.S. stock exchanges and brokers may be subject to less government supervision and regulation than U.S. exchanges and brokers. In addition, non-U.S. security settlements may in some instances be subject to delays and related administrative uncertainties.

Funds, Segments or Disciplines Sub-Advised by Loomis Sayles. Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

   Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation:
(a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction,
(d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and
(g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

Soft Dollars

   Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as Soft Dollars).

   The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with Soft Dollars include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

   If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use Soft Dollars to pay for the portion of the cost relating to its research use.

   In connection with Loomis Sayles' use of Soft Dollars, a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Fund.

   Loomis Sayles may use Soft Dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

   Loomis Sayles' use of Soft Dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of Soft Dollars also benefits the Funds as described above. However, conflicts may arise between a Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its Soft Dollar practices fall within the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

   For purposes of this Soft Dollars discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation.

Funds, Segments or Disciplines Subadvised by Dreman. Dreman places all orders for purchases and sales of securities for the Mid Cap Value Disciplines of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio.

Dreman, in effecting purchases and sales of securities for the account of each Mid Cap Value Discipline, will seek best execution of orders. Dreman may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Mid Cap Value Disciplines and Dreman. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of Dreman. When it can be done consistently with the policy of obtaining the most favorable net results, Dreman may place orders with firms that provide market, statistical and other research information to the Mid Cap Value Disciplines or Dreman, although Dreman is not authorized to pay higher commissions to firms that provide such services, except as described below.

Dreman may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by Dreman in cash. Subject to Section 28(e), the Mid Cap Value Disciplines could pay a firm that provides research services commissions for effecting a securities transaction for a Mid Cap Value Discipline in excess of the amount other firms would have charged for the transaction if Dreman determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or Dreman's overall responsibilities to the Mid Cap Value Discipline and its other clients. Not all of such research services may be useful or of value in advising the Mid Cap Value Disciplines. The subadvisory fee paid to Dreman is not reduced because these research services are received.

General

   Subject to procedures adopted by the Board of Trustees of each Trust, the Funds' brokerage transactions may be executed by brokers that are affiliated with IXIS Asset Management US Group or the Funds' advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

   Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds' dealer in connection with such transactions. However, the Trusts have obtained exemptive relief from the SEC permitting segments of the certain funds to enter into principal transactions with affiliates of the subadvisers to other segments of the same fund (but not affiliates of the subadviser to such segment or of IXIS Advisors and its affiliates).

   To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, an adviser or subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses.

   It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

                           DESCRIPTION OF THE TRUST

   The Declaration of Trust of IXIS Advisor Funds Trust III permits the Trust's Trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declarations of Trust further permit the Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the respective Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

   The shares of the Funds are divided into two classes: Class A and Class C. Each Fund offers such classes of shares as set forth in such Fund's Prospectuses. All expenses of each Fund (including advisory and subadvisory fees but excluding class specific expenses such as transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) are borne by its Classes A and C shares on a pro rata basis, except for 12b-1 fees, which may be charged at a separate rate to each such class. Other Expenses of Classes A and C are borne by such classes on a pro rata basis. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

   The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

   The Declaration of Trust also permits the Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or, with shareholder approval, merge two or more existing series or classes.

   The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the Trust or relevant Fund upon written notice to its shareholders.

                                 VOTING RIGHTS

   Shareholders of all Funds are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

   All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

   There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

   Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a net asset value of at least $25,000 or constituting at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

   Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

   The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote,
(2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trusts' registration statement or (4) is submitted to the shareholders by the trustees. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other Funds.

                       SHAREHOLDER AND TRUSTEE LIABILITY

   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declaration of Trust provides for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

   The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own Funds' shares for sale, but it is possible that the Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of the Trust have considered this possible liability and approved the use of the combined Prospectus for Funds of the Trust.

                               HOW TO BUY SHARES

   The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to IXIS Advisor Funds, or, in the case of a retirement account, the custodian or trustee.

   For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the second business day after receipt. For telephone orders, the settlement date is the third business day after the order is made.

   Shares may also be purchased either in writing, by phone, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the NASD and that have selling agreements with the Distributor. You may also use IXIS Advisor Funds Personal Access Line(R) (1-800-225-5478, press 1) or IXIS Advisor Funds Web site (www.ixisadvisorfunds.com) to purchase Fund shares. For more information, see the section "Shareholder Services" in this Statement.

   A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more days to complete.

   The Distributor may at its discretion, for existing clients, accept a telephone order for the purchase of $5,000 or more of a Fund's Class A and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

   If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

                                  REDEMPTIONS

   The procedures for redemption of shares of a Fund are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain redemptions of Classes A and C shares, and a redemption fee may be charged on redemptions and exchanges of certain of the Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

   The Funds will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file.

   If you select the telephone redemption service in the manner described in the next paragraph, shares of a

Fund may be redeemed by calling toll free 1-800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Funds from time to time.

   In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, which is available at www.ixisadvisorfunds.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

   Shares purchased by check or through ACH may not be available immediately for redemption. The Funds may withhold redemption proceeds for 10 days when redemptions are made within 10 calendar days of purchase by check or through ACH.

   The redemption price will be the net asset value per share (less any applicable CDSC and redemption fee) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

   The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Funds), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account,
(ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee's account.

   The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

   The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans,

401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

   A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of IXIS Advisor Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

   In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

   Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind, if the Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of each Fund at the beginning of such period. The Funds do not currently impose any redemption charge other than the CDSC imposed by the Funds' distributor, and the redemption fee imposed on certain Funds, both as described in the Prospectuses. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Taxes," below.

Minimum Balance Policy

   Each Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described in the Fund's prospectus. The fee is subject to change. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during the third week in September of each calendar year, although they may occur at a later date in the year. The fee will not be deducted from Fund positions opened after June 30/th/ of that calendar year. Certain accounts, such as accounts using an IXIS Advisors Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts), are excepted from the minimum balance fee.

   In its discretion, each Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation will be liquidated, rather than assessed a fee, if the account balance falls below the minimum required to open an account. The valuation of account balances and the liquidations generally occur in October of each calendar year, although they may occur at a later date in the year. Any account opened after June 30/th/ of a calendar year will not be subject to the liquidation for that calendar year.

Reinstatement Privilege (Class A shares only)

   The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by

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

your investment dealer or the Funds within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

   Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

                             SHAREHOLDER SERVICES

Open Accounts

   A shareholder's investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, Boston Financial will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Boston Financial may charge a fee for providing duplicate information.

   The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

   The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A and C Shares)

   Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, or through payroll deduction, and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $10,000 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. (Shareholders with accounts participating in IXIS Advisor Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts.) The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan and may be obtained by calling the Distributor at 1-800-225-5478 or your investment dealer or by visiting the Funds' website at www.ixisadvisorfunds.com.

   This program is voluntary and may be terminated at any time by Boston Financial upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Boston Financial, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Classes A and C Shares)

   The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

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

The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Systematic Withdrawal Plans (Classes A and C Shares)

   An investor owning a Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

   A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

   In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. No CDSC applies to redemptions pursuant to the Plan.

   All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

   Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gains Distributions and Taxes" or "Taxation of Funds" below for certain information as to federal income taxes.

   It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. IXIS Advisor Funds may modify or terminate this program at any time.

   Because of statutory restrictions this Plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program

   You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another IXIS Advisor Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other IXIS Advisor Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege

   A shareholder may exchange the shares of any Fund for shares of the same class of another IXIS Advisor Fund, Money Market Fund or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. As stated above, if you own Class A or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Fund. On all exchanges of Class A or C shares subject to a CDSC the exchange stops the aging period relating to the CDSC. The aging period resumes only when an exchange is made back into Classes A or C shares of a Fund. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other IXIS Advisor Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of IXIS Cash Management Trust - Money Market Series may exchange into Class C shares of a IXIS Advisor Fund subject to its CDSC schedule. These options are summarized in the Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or Boston Financial at 1-800-225-5478 or (2) a written exchange request to the Fund or Boston Financial, P.O. Box 219579, Kansas City, MO 64121-9579. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.

   An exchange transaction is a redemption of shares and is subject to the redemption fee policy. See "Redemptions" below.

   Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 1-800-225-5478.

   Before requesting an exchange into any other IXIS Advisor Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

   As indicated in the Prospectuses, certain Funds are subject to a redemption fee on exchanges.

Automatic Exchange Plan (Classes A and C Shares)

   As described in the Prospectus following the caption "Additional Investor Services of IXIS Advisor Funds," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial or your financial representative.

Broker Trading Privileges

   The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Transcript Requests

   Transcripts of account transactions will be provided, for a fee, at the shareholders request. Transcripts for the current calendar year and the past calendar year will be provided free of charge. Requests for transcripts for periods prior to that will be subject to a fee of $10 per transcript up to a maximum of $75 per account.

Self-Servicing Your Account with IXIS Advisor Funds Personal Access Line(R) and Web Site

   IXIS Advisor Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.ixisadvisorfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. IXIS Advisor Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling IXIS Advisor Funds at 1-800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our Web site at www.ixisadvisorfunds.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following IXIS Advisor Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the IXIS Advisor Funds Personal Access Line(R) or Web site at www.ixisadvisorfunds.com by an investor shall indicate agreement with the following terms and conditions:

          IXIS Advisor Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

   The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

   The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

   You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE IXIS ADVISOR FUNDS PERSONAL ACCESS LINE(R)

   You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

   You agree that IXIS Advisor Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

   IXIS Advisor Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and IXIS Advisor Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly IXIS Advisor Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

   The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While IXIS Advisor Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify IXIS Advisor Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

   Any costs incurred in connection with the use of the IXIS Advisor Funds Personal Access Line(R) or the IXIS Advisor Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly IXIS Advisor Funds makes no warranties concerning the availability of Internet services or network availability.

   IXIS Advisor Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING IXIS ADVISOR FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to IXIS Advisor Funds should be sent to:

   IXIS Advisor Funds
   P. O. Box 219579
   Kansas City, MO 64121-9579

Notification may also be made by calling 1-800-225-5478 during normal business hours.

                                NET ASSET VALUE

   The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

   The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. In addition, in IXIS Advisors' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if IXIS Advisors, in its discretion, determines that it is advisable to do so based primarily upon factors such as whether (i) there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares and (ii) whether in IXIS Advisors' view sufficient information (e.g., prices reported by pricing services) is available for the Fund's shares to be priced. For example, the Funds may price their shares on days on which the Exchange is closed but the NASDAQ stock market or the fixed income markets are open for trading. The Funds do not expect to price their shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at market price (generally, their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker, although "market price" for securities traded on NASDAQ will generally be considered to be the NASDAQ official closing price.) Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are taken at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

   Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of a Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.

   Because of fair value pricing, as described in the prospectus under for "Securities traded on foreign exchanges" and "All other securities," securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Funds may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets.)

   Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

   The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Boston Financial or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B, C or Y share of a Fund is the next-determined net asset value.

                             REDUCED SALES CHARGES

   The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the Broker, and not the Funds, is responsible for ensuring that the investor receives current discounts.

   If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper "breakpoint" discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account.

   You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members' and other related parties' accounts, in order to verify your eligibility for the reduced sales charge.

   Cumulative Purchase Discount. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated - Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the IXIS Advisor Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the IXIS Advisor Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or IXIS Advisor Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

   Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

   A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

   A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

   The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

   State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

   Combining Accounts. For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder's total investment (calculated at the current public offering price) in all series and classes of the IXIS Advisor Funds (excluding the IXIS Cash Management Trust - Money Market Series (the "Money Market Fund"), unless the shares were purchased through an exchange with another IXIS Advisor Fund) with the purchases and total investment of the shareholder's spouse, parents, children, siblings, in-laws, grandparents, grandchildren, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceed a sales charge breakpoint as disclosed in the Prospectus, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

   For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

   Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.

   Combining with Other Series and Classes of the IXIS Advisor Funds. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which excludes shares of the Money Market Fund unless such shares were purchased by exchanging shares of any other IXIS Advisor Fund). Shares owned by persons described in the preceding paragraph may also be included.

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   Clients of the Adviser. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trusts; any director, officer or partner of a client of an adviser to any series of the Trusts; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing;
(2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

   Eligible Governmental Authorities. There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

   Investment Advisory Accounts. Class A shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

   Certain Broker-Dealers and Financial Services Organizations. Class A shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by IXIS Advisors, or its affiliates out of their own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

   Certain Retirement Plans. Class A shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

   Bank Trust Departments or Trust Companies. Class A shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

   The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

                                     TAXES

In General

   As described in the Prospectuses, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

   Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the

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

relevant class of the Funds based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to IXIS Advisor Funds. In order for a change to be in effect for any dividend or distribution, it must be received by IXIS Advisor Funds on or before the record date for such dividend or distribution.

   If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

   As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

Taxation of the Funds

   Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(ii) distribute at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

   So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

   A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st (or December 31st if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of a Fund's earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

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

   Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by a Fund as "exempt-interest dividends"). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by a Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

   Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

   For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend -paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or
(4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Income derived from investments in fixed-income securities and REITs is not eligible for treatment as qualified dividend income.

   In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

   If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

   Sale or Redemption of Shares

   The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

   A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

   Passive Foreign Investment Companies

   Funds that invest in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies" ("PFICs"). In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund may elect to "mark -to -market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund would be required to include its share of the company's income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require a Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

   Foreign Taxes

   Funds that invest in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. Each Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code.

   Foreign Currency Transactions

   Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

   Financial Products

   A Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

   Certain of each Fund's hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

   Securities loans may or may not be structured in a manner to preserve qualified dividend income treatment on dividends paid with respect to the securities lent. A Fund may receive substitute payments (instead of the dividend) that will not be eligible for treatment as qualified dividend income, taxed at the rate applicable to long-term capital gains).

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

   Securities issued or purchased at a discount

   A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income net yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

   REITs. A Fund's investment in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

   Tax-Exempt Shareholders

   Under current law, the Funds serve to "block" (that is, prevent that attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year.

   Backup Withholding

   Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

   Other Tax Matters

   Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

   Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

   The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty).

   If a shareholder recognizes a loss with respect to the fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

   Non-U.S. Shareholders

   In general, dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund

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beginning before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by a Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. The Funds [intend/do not intend] to make such designations.

   If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

   Recent legislation modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Effective in respect of dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

   Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

                            PERFORMANCE INFORMATION

Yield and Total Return

   Each Fund may advertise the yield of each class of its shares. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total returns will generally be higher for Class A shares than for Class C shares of the same Fund, because of the higher levels of expenses borne by the Class C shares.

   Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

   At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

   Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

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                             FINANCIAL STATEMENTS

   The financial statements, financial highlights and the reports of the Independent Registered Public Accounting Firm included in the Funds' annual reports dated December 31, 2005, are also incorporated herein by reference to such reports. The Funds' annual and semiannual reports are available upon request and without charge. Each Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 1-800-225-5478 or by writing to the Funds at: 399 Boylston Street, Boston, Massachusetts 02116 or by visiting the Funds' website at www.ixisadvisorfunds.com. The annual and semiannual reports are also available on-line at the SEC's website at www.sec.gov.

                                                                     APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

   Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser's or subadviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the adviser or a subadviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

   Corporate and Municipal Bond Ratings

   Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

   A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are subject to substantial credit risk.

   B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. These bonds are considered speculative and are subject to high credit risk.

   Caa: Bonds which are rated Caa are of poor standing. Such issues are subject to very high credit risk.

   Ca: Bonds which are rated Ca represent obligations which are highly speculative. Such issues are often in default with some prospect of recovery of principal and interest.

   C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of recovery of principal and interest.

   Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

   Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

   Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

   Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

   Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

   Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to a range of financial markets and assured sources of alternate liquidity.

   PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

   Issue Credit Rating Definitions

   A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

   Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

   Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

   Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

   Investment Grade

   AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

   AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

   A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

   BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

   Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

   BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

   B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

   CCC: An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

   CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

   C: A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

   CI: The rating CI is reserved for income bonds on which no interest is being paid.

   D: An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

   Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his or her own judgment with respect to such likelihood and risk.

   r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

   N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

   Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

   Commercial Paper Rating Definitions

   A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

   A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

   A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

   A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   B: A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

   C: A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

   D: A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

   A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment on market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                                     Registration Nos. 33-62061
                                                                      811-07345

                         IXIS ADVISOR FUNDS TRUST III

                                    PART C
                               OTHER INFORMATION

Item 23. Exhibits

    (a)            Articles of Incorporation.

        (1) The Registrant's Restatement of Amended Agreement and Declaration of Trust dated April 25, 2002 (the "Agreement and Declaration") is incorporated by reference to exhibit
                   (a)(1) to post-effective amendment ("PEA") No. 22 to the initial registration statement (the "Registration Statement") filed on April 29, 2002.

        (2) Amendment No. 1 dated November 22, 2002 to the Agreement and Declaration is incorporated by reference to exhibit
                   (a)(2) to PEA No. 23 to the Registration Statement filed on February 28, 2003.

        (3) Amendment No. 2 dated February 28, 2003 to the Agreement and Declaration is incorporated by reference to exhibit
                   (a)(3) to PEA No. 25 to the Registration Statement filed on February 27, 2004.

        (4) Amendment No. 3 dated August 22, 2003 to the Agreement and Declaration is incorporated by reference to exhibit (a)(4) to PEA No. 25 to the Registration Statement filed on February 27, 2004.

        (5) Amendment No. 4 dated June 4, 2004 to the Agreement and Declaration is incorporated by reference as exhibit (a)(5) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

        (6) Amendment No. 5 dated January 27, 2005 to the Agreement and Declaration is incorporated by reference as exhibit (a)(6) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

        (7) Amendment No. 6 dated March 11, 2005 to the Agreement and Declaration is incorporated by reference as exhibit (a)(7) to PEA No. 32 to the Registration Statement filed on April 29, 2005.

    (b)            By-Laws.

                   The Registrant's Amended and Restated By-Laws dated August 26, 2005 (the "By-Laws") are filed herewith.

    (c)            Instruments Defining Rights of Security Holders.

                   Rights of shareholders are described in Article III,
                   Section 6 of the Registrant's Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 22 to the Registration Statement filed on April 29, 2002 and to exhibit (a)(5) incorporated by reference to PEA No. 28 to the Registration Statement filed on July 14, 2004.

    (d)            Investment Advisory Contracts.

        (1) Advisory Agreement dated March 15, 2001, between the Registrant, on behalf of Harris Associates Focused Value Fund and IXIS Asset Management Advisors, L.P. ("IXIS Advisors") is incorporated by reference to exhibit
                   (d)(1)(v) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

          (2) Subadvisory Agreement dated March 15, 2001, among the Registrant, on behalf of Harris Associates Focused Value Fund, IXIS Advisors and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit
                    (d)(2)(v) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

          (3) (i) Advisory Agreement dated July 14, 2004, between the Registrant, on behalf of IXIS Moderate Diversified Portfolio, and IXIS Advisors is incorporated by reference to exhibit (d)(3) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

               (ii) Addendum to Advisory Agreement dated January 1, 2005, between the Registrant, on behalf of IXIS Moderate Diversified Portfolio, and IXIS Advisors is incorporated by reference to PEA No. 31 to the Registration Statement filed on March 1, 2005.

          (4) Subadvisory agreement dated July 14, 2004, among the Registrant, on behalf of IXIS Moderate Diversified Portfolio, IXIS Advisors and Loomis, Sayles & Company, L.P. ("Loomis Sayles") relating to the Core Fixed Income Discipline is incorporated by reference as exhibit (d)(4) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

          (5) Subadvisory agreement dated July 14, 2004, among the Registrant, on behalf of IXIS Moderate Diversified Portfolio, IXIS Advisors and Loomis Sayles relating to the Large Cap Growth Discipline is incorporated by reference to exhibit (d)(5) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

          (6) Subadvisory agreement dated July 14, 2004, among the Registrant, on behalf of IXIS Moderate Diversified Portfolio, IXIS Advisors and Harris Associates is incorporated by reference to exhibit (d)(7) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

          (7) Subadvisory Agreement dated July 14, 2004, among the Registrant, on behalf of IXIS Moderate Diversified Portfolio, IXIS Advisors and Hansberger Global Investors, Inc. ("Hansberger") is incorporated by reference to exhibit
                    (d)(8) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

          (8) Subadvisory agreement among the Registrant, on behalf of IXIS Moderate Diversified Portfolio, IXIS Advisors and Dreman Value Management, L.L.C. ("Dreman") to be filed by amendment.

          (9) Advisory Agreement dated January 31, 2005, between Registrant, on behalf of IXIS Equity Diversified Portfolio, and IXIS Advisors is incorporated by reference as exhibit
                    (d)(9) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

          (10) Subadvisory Agreement dated January 31, 2005, among Registrant, on behalf of IXIS Equity Diversified Portfolio, IXIS Advisors and Loomis Sayles is incorporated by reference as exhibit (d)(10) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

          (11) Subadvisory Agreement dated January 31, 2005, among Registrant, on behalf of IXIS Equity Diversified Portfolio, IXIS Advisors and Harris Associates is incorporated by reference as exhibit (d)(12) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

          (12) Subadvisory Agreement dated January 31, 2005, among Registrant, on behalf of IXIS Equity Diversified Portfolio, IXIS Advisors and Hansberger is incorporated by reference as exhibit (d)(13) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

          (13) Subadvisory Agreement among Registrant, on behalf of IXIS Equity Diversified Portfolio, IXIS Advisors and Dreman to be filed by amendment.

   (e)           Underwriting Contracts.

       (1) Distribution Agreement dated March 3, 2003, between the Registrant, on behalf of Harris Associates Focused Value Fund, and IXIS Asset Management Distributors, L.P. ("IXIS Distributors") is incorporated by reference to exhibit
                 (e)(1) to PEA No. 24 to the Registration Statement filed on April 29, 2003.

       (2) Distribution Agreement dated July 14, 2004, between the Registrant, on behalf of IXIS Moderate Diversified Portfolio, and IXIS Distributors is incorporated by reference to exhibit (e)(3) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

       (3) Distribution Agreement dated January 31, 2005, between the Registrant, on behalf of IXIS Equity Diversified Portfolio, and IXIS Distributors, is incorporated by reference as exhibit (e)(3) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

       (4) Form of Dealer Agreement used by IXIS Distributors is filed herewith.

   (f)           Bonus or Profit Sharing Contracts.

                 Not applicable.

   (g)           Custodian Agreements.

                 Custodian Contract dated September 1, 2005, between the Registrant, on behalf of its respective series, and State Street Bank and Trust Company ("State Street Bank") is filed herewith.

   (h)           Other Material Contracts.

       (1) Transfer Agency and Services Agreement dated October 1, 2005, between the Registrant on behalf of its respective series, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Boston Financial Data Services, Inc. ("Boston Financial") is filed herewith.

       (2) (i) Administrative Services Agreement dated January 3, 2005, among the Registrant, on behalf of its respective series, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II, and IXIS Advisors is incorporated by reference as exhibit
                 (h)(2) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

           (ii) First Amendment dated November 1, 2005 to the Administrative Services Agreement dated January 3, 2005, between the Registrant on behalf of its respective series, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and IXIS Advisors is filed herewith.

           (iii) Second Amendment dated January 1, 2006 to Administrative Services Agreement dated January 3, 2005, between Registrant, on behalf of its respective series, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and IXIS Advisors is filed herewith.

       (3) Form of Fee Waiver/Expense Reimbursement Undertakings between IXIS Advisors and the Registrant and its respective series enumerated in such undertakings is filed herewith.

        (4) Securities Lending Agency Agreement dated September 1, 2005, between the Registrant, on behalf of its respective series, and State Street Bank is filed herewith.

        (5) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, Registrant, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II is incorporated by reference to exhibit (h)(4) to PEA No. 25 to the Registration Statement filed on February 27, 2004.

    (i)         Legal Opinion.

            (1) Opinion of Ropes & Gray LLP with respect to Harris
                Associates Focused Value Fund is incorporated by reference to exhibit (i)(3) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

            (2) Opinion of Ropes & Gray LLP with respect to IXIS Moderate
                Diversified Portfolio is incorporated by reference to exhibit (i)(2) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

            (3) Opinion of Ropes & Gray LLP with respect to IXIS Equity
                Diversified Portfolio is incorporated by reference as exhibit (i)(3) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

    (j)         Other Opinions.

                Not applicable.

    (k)         Omitted Financial Statements.

                Not applicable.

    (l)         Initial Capital Agreements.

                Not applicable.

    (m)         Rule 12b-1 Plans.

            (1) Rule 12b-1 Plan relating to Class A shares of Harris
                Associates Focused Value Fund is incorporated by reference to exhibit (m)(13) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

            (2) Rule 12b-1 Plan relating to Class B shares of Harris
                Associates Focused Value Fund is incorporated by reference to exhibit (m)(b) to PEA No. 24 to the Registration Statement filed on April 29, 2003.

            (3) Rule 12b-1 Plan relating to Class C shares of Harris
                Associates Focused Value Fund is incorporated by reference to exhibit (m)(15) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

            (4) Rule 12b-1 Plan relating to Class A shares of IXIS Moderate
                Diversified Portfolio is incorporated by reference to exhibit (m)(d) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

            (5) Rule 12b-1 Plan relating to Class C shares of IXIS Moderate
                Diversified Portfolio is incorporated by reference to exhibit (m)(e) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

            (6) Rule 12b-1 Plan relating to Class A shares of IXIS Equity
                Diversified Portfolio is incorporated by reference as exhibit (m)(6) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

            (7) Rule 12b-1 Plan relating to Class C shares of IXIS Equity
                Diversified Portfolio is incorporated by reference as exhibit (m)(7) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

    (n)         Rule 18f-3 Plan

                Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, effective August 2005, is filed herewith.

    (p)         Code of Ethics

        (1) Code of Ethics dated March 10, 2006 for Registrant is filed herewith.

        (2) Code of Ethics dated July 1, 2005 for IXIS Advisors and IXIS Distributors is filed herewith.

        (3) Code of Ethics dated September 30, 2005 for Harris Associates is filed herewith.

        (4) Code of Ethics dated January 14, 2000 as amended August 23, 2005 of Loomis Sayles is filed herewith.

        (5) Code of Ethics dated January 31, 2005 for Hansberger is filed herewith.

        (6)     Code of Ethics for Dreman to be filed by amendment.

    (q)         Powers of Attorney

        (1) Power of Attorney for Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Edward Benjamin, Paul Chenault and Robert Blanding dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q) to PEA No. 29 to the Registration Statement filed on December 9, 2004.

        (2) Powers of Attorney for Charles D. Baker and Cynthia L. Walker is filed herewith.

Item 24. Persons Controlled by or under Common Control with the Fund.

   The Registrant is not aware of any person controlled or under common control with any of its series.

   As of December 1, 2005, the persons listed below owned 25% or more of outstanding voting securities of a Fund of the Registrant and thus may be deemed to "control" the Fund within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended:

 Fund                                Entity, State of Organization    Ownership
 ----                                -----------------------------    ---------
 IXIS Equity Diversified Portfolio   MLPF&S for the sole benefit of     57.67%
                                     it's customers
                                     Attn Fund Administration ML#
                                     4800 Deer Lake Dr. E Floor 2
                                     Jacksonville, FL 32246-6484

                                     IXIS IS                            29.47%
                                     16-18 Rue Berthollet
                                     94 113 Arcueil Cedex France

 IXIS Moderate Diversified Portfolio MLPF&S for the sole benefit of     81.64%
                                     it's customers
                                     Attn Fund Administration ML#
                                     4800 Deer Lake Dr. E Floor 2
                                     Jacksonville, FL 32246-6484

   As of December 1, 2005, there were no persons that own 25% or more of the outstanding voting securities of any series of the Registrant, except as noted above.

Item 25. Indemnification.

   Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws incorporated by reference to exhibit (b)(1) filed herewith.

   The Distribution Agreements, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

   The Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with IXIS Asset Management US Group, L.P. (formerly named IXIS Asset Management North America, L.P.) and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26. Business and Other Connections of Investment Adviser

(a) IXIS Advisors, a wholly-owned subsidiary of IXIS Asset Management US Group, L.P., serves as investment adviser to all series of the Registrant. IXIS Advisors was organized in 1995.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of IXIS Advisors during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by IXIS Advisors pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act")(File No. 801-48408; IARD/CRD No. 106800).

(b) Harris Associates serves as subadviser to all series of the Registrant. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

    The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(c) Loomis Sayles, subadviser of the Registrant's IXIS Moderate Diversified Portfolio and IXIS Equity Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170; IARD/CRD No. 105377).

(d) Hansberger serves as subadviser to Registrant's IXIS Moderate Diversified Portfolio and IXIS Equity Diversified Portfolio.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Hansberger during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Hansberger pursuant to the Advisers Act (File No. 801-46059; IARD/CRD No. 106039).

(e) Dreman is the subadviser of the Registrant's IXIS Moderate Diversified Portfolio and IXIS Equity Diversified Portfolio. Dreman serves as the investment adviser to a number of other registered investment companies.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of substantial nature engaged in by officers and directors of Dreman during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Dreman pursuant to the Advisers Act (SEC File No. 801-54255; IARD/CRD No. 111588).

Item 27.Principal Underwriters.

(a) IXIS Asset Management Distributors, L.P., the Registrant's principal underwriter, also serves as principal underwriter for:

    IXIS Advisor Funds Trust I
    IXIS Advisor Funds Trust II
    IXIS Advisor Funds Trust IV
    IXIS Advisor Cash Management Trust
    Loomis Sayles Funds I
    Loomis Sayles Funds II

(b) The general partner and officers of the Registrant's principal underwriter, IXIS Asset Management Distributors, L.P., and their addresses are as follows:

                            Positions and Offices      Positions and Offices
 Name                     with Principal Underwriter      with Registrant
 ----                     --------------------------- ------------------------
 IXIS Asset Management    General Partner             None
 Distribution Corporation

 John T. Hailer           President and Chief         President,
                          Executive Officer           Chief Executive Officer
                                                      and Trustee

 John E. Pelletier        Executive Vice President    Chief Operating Officer
                          and Chief Operating Officer

 Coleen Downs Dinneen     Senior Vice President,      Secretary, Clerk and
                          General Counsel, Secretary Chief Legal Officer and Clerk

 Michael Kardok           Senior Vice President       Treasurer, Principal
                                                      Financial and
                                                      Accounting Officer

 Anthony Loureiro         Senior Vice President,      None
                          Chief Compliance
                          Officer-Broker/Dealer and
                          Anti-Money Laundering
                          Compliance Officer

 Max J. Mahoney           Senior Vice President,      Assistant Secretary and
                          Deputy General Counsel,     Anti-Money Laundering
                          Assistant Secretary,        Officer
                          Assistant Clerk and Chief
                          Compliance
                          Officer-Investment Adviser

 Beatriz Pina Smith       Senior Vice President,      None
                          Treasurer and Chief
                          Financial Officer

 Russell Kane             Vice President, Associate   Assistant Secretary
                          General Counsel, Assistant
                          Secretary and Assistant
                          Clerk

 Kristin Vigneaux         Chief Compliance Officer    Chief Compliance Officer
                          for Mutual Funds

 Robert Krantz            Executive Vice President    None

 Frank S. Maselli         Executive Vice President    None

Diane Whelan        Executive Vice President                      None

Matt Witkos         Executive Vice President                      None

KC Chew             Senior Vice President                         None

Jeffrey Coron       Senior Vice President                         None

Matthew Coldren     Senior Vice President                         None

Mark Doyle          Senior Vice President                         None

Caren Leedom        Senior Vice President                         None

Christopher Mullahy Senior Vice President                         None

Maureen O'Neill     Senior Vice President                         None

Curt Overway        Senior Vice President                         None

Michael Raso        Senior Vice President                         None

Susannah Wardly     Senior Vice President                         None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c) Not applicable.

Item 28. Location of Accounts and Records

   The following companies maintain possession of the documents required by the specified rules:

   For all series of Registrant:

    (i)  IXIS Advisor Funds Trust III
         399 Boylston Street
         Boston, Massachusetts 02116

    (ii) Boston Financial Data Services, Inc.
         2 Heritage Drive, 4th Floor
         North Quincy, MA 02171

    (iii)State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

    (iv) IXIS Asset Management Advisors, L.P.
         399 Boylston Street
         Boston, Massachusetts 02116

    (v)  IXIS Asset Management Distributors, L.P.
         399 Boylston Street
         Boston, Massachusetts 02116

    (vi) Hansberger Global Investors, Inc.
         401 East Las Olas Boulevard, Suite 1700
         Fort Lauderdale, Florida 33301

    (vii)Harris Associates L.P.
         Two North LaSalle Street
         Chicago, Illinois 60602

   (viii)Loomis, Sayles & Company, L.P.
         One Financial Center
         Boston, Massachusetts 02110

    (ix) Dreman Value Management, L.L.C.
         520 East Cooper Avenue, Suite 230-4
         Aspen, Colorado 81611-9725

Item 29. Management Services

   None.

Item 30. Undertakings

(a)The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

(b)The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of a Fund's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16(c) of the Investment Company Act of 1940.

                         IXIS ADVISORS FUNDS TRUST III
                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 15th day of March, 2006.

                                              IXIS ADVISORS FUNDS TRUST III

                                              By: /s/ JOHN T. HAILER
                                                  -----------------------------
                                                  John T. Hailer
                                                  Chief Executive Officer

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                   Title                          Date
---------                   -----                          ----

/s/ MICHAEL KARDOK
---------------------------
Michael Kardok              Treasurer                      March 15, 2006

/s/ GRAHAM T. ALLISON, JR.*
---------------------------
Graham T. Allison, Jr.      Trustee                        March 15, 2006

/s/ CHARLES D. BAKER*
---------------------------
Charles D. Baker            Trustee                        March 15, 2006

/s/ EDWARD A. BENJAMIN*
---------------------------
Edward A. Benjamin          Trustee                        March 15, 2006

/s/ ROBERT J. BLANDING*
---------------------------
Robert J. Blanding          Trustee                        March 15, 2006

/s/ DANIEL M. CAIN*
---------------------------
Daniel M. Cain              Trustee                        March 15, 2006

/s/ PAUL G. CHENAULT*
---------------------------
Paul G. Chenault            Trustee                        March 15, 2006

/s/ KENNETH J. COWAN*
---------------------------
Kenneth J. Cowan            Trustee                        March 15, 2006

/s/ RICHARD DARMAN*
---------------------------
Richard Darman              Trustee                        March 15, 2006

/s/ JOHN T. HAILER
--------------------------- Trustee, President, Chief
John T. Hailer              Executive Officer              March 15, 2006

/s/ SANDRA O. MOOSE*
---------------------- Trustee; Chairperson of the
Sandra O. Moose        Board                          March 15, 2006

/s/ JOHN A. SHANE*
----------------------
John A. Shane          Trustee                        March 15, 2006

/s/ CYNTHIA L. WALKER*
----------------------
Cynthia L. Walker      Trustee                        March 15, 2006

                                             *By: /s/ COLEEN DOWNS DINNEEN
                                                  -----------------------------
                                                  Coleen Downs Dinneen
                                                  Attorney-In-Fact**/***
                                                  March 15, 2006
--------
**  Powers of Attorney are incorporated by reference to exhibit (q) to PEA
    No. 29 to the Registration Statement filed on December 9, 2004.
*** Powers of Attorney for Charles D. Baker and Cynthia L. Walker are
    incorporated by reference to exhibit (q)(2) filed herewith.

                         IXIS Advisors Funds Trust III

                                 Exhibit Index

                       Exhibits for Item 23 of Form N-1A

Exhibit     Exhibit Description
-------     -------------------
(b)(1)      Amended and Restated By-Laws

(e)(4)      Form of Dealer Agreement

(g)         Custodian Contract

(h)(1)      Transfer Agency and Services Agreement

(h)(2)(ii)  First Amendment to Administrative Services Agreement

(h)(2)(iii) Second Amendment to Administrative Services Agreement

(h)(3)      Form of Fee Waiver/Expense Reimbursement

(h)(4)      Securities Lending Agency Agreemeent

(n)         Rule 18f-3 Plan

(p)(1)      Code of Ethics for Registrant

(p)(2)      Code of Ethics for IXIS Advisors and IXIS Distributors

(p)(3)      Code of Ethics for Harris Associates

(p)(4)      Code of Ethics for Loomis Sayles

(p)(5)      Code of Ethics for Hansberger

(q)(2)      Power of Attorney